UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-8056

MMA Praxis Mutual Funds

(Exact name of registrant as specified in charter)

P.O. Box 5356, Cincinnati, Ohio 45201-5356

(Address of principal executive offices)            (Zip code)

JPMorgan Chase Bank, N.A., 303 Broadway, Cincinnati, OH 45202-4203

(Name and address of agent for service)

Registrant's telephone number, including area code: (800)-878-4000

Date of fiscal year end: 12/31

Date of reporting period: 03/31/2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance equirements of 44 U.S.C. Section 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

MMA Praxis Intermediate Income Fund
Schedule of portfolio investments
March 31, 2010 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE
ASSET BACKED SECURITY—0.2%
Discover Card Master Trust, 5.10%, 10/15/13	$500,000	$521,540

COLLATERALIZED MORTGAGE OBLIGATIONS—0.3%
Countrywide Home Loan Mortgage Pass Through Trust, 5.25%, 6/25/33	500,000	502,229
JPMorgan Mortgage Trust, 4.50%, 9/25/34	345,260	335,574
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS		837,803

COMMERCIAL MORTGAGE BACKED SECURITIES—8.6%
Banc of America Commercial Mortgage, Inc., 6.09%, 6/11/35	113,121	113,735
Banc of America Commercial Mortgage, Inc., 5.12%, 7/11/43	500,000	522,527
Bear Stearns Commercial Mortgage Securities, 4.95%, 2/11/41	266,516	272,700
Bear Stearns Commercial Mortgage Securities, 5.12%, 2/11/41+	1,000,000	1,030,012
Bear Stearns Commercial Mortgage Securities, 4.67%, 6/11/41	1,000,000	1,013,642
Bear Stearns Commercial Mortgage Securities, 5.54%, 9/11/41	2,000,000	2,059,224
Bear Stearns Commercial Mortgage Securities, 4.52%, 11/11/41	500,000	511,815
Bear Stearns Commercial Mortgage Securities, 4.56%, 2/13/42+	777,124	782,933
Bear Stearns Commercial Mortgage Securities, 5.74%, 9/11/42+	1,000,000	1,029,964
Bear Stearns Commercial Mortgage Securities, 5.13%, 10/12/42+	1,125,000	1,133,886
Bear Stearns Commercial Mortgage Securities, 5.61%, 6/11/50	1,000,000	1,039,962
Chase Commercial Mortgage Securities Corp., 7.32%, 10/15/32	1,026,651	1,038,810
First Union National Bank Commercial Mortgage, 6.22%, 12/12/33	500,000	525,136
GE Capital Commercial Mortgage Corp., 6.53%, 5/15/33	850,000	879,572
GMAC Commercial Mortgage Securities, Inc., 6.47%, 4/15/34	927,302	955,357
GMAC Commercial Mortgage Securities, Inc., 5.39%, 10/15/38	155,695	160,204
JPMorgan Chase Commercial Mortgage Securities Corp., 4.90%, 10/15/42	1,000,000	974,843
JPMorgan Chase Commercial Mortgage Securities Corp., 4.92%, 10/15/42+	1,000,000	1,010,442
JPMorgan Chase Commercial Mortgage Securities Corp., 5.40%, 5/15/45	2,000,000	1,997,540
JPMorgan Chase Commercial Mortgage Securities Corp., 4.63%, 3/15/46	504,946	512,760
LB-UBS Commercial Mortgage Trust, 5.64%, 12/15/25	362,121	371,371
Morgan Stanley Capital, 4.83%, 6/12/47	1,000,000	1,035,410
Morgan Stanley Capital I, 5.81%, 8/12/41+	1,000,000	1,058,025
Morgan Stanley Capital I, 5.01%, 1/14/42	999,694	1,032,320
Morgan Stanley Dean Witter Capital I, 5.93%, 12/15/35	1,225,000	1,297,221
TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES		22,359,411

FOREIGN BONDS—0.8%
Province of Ontario, Canada, 4.10%, 6/16/14	1,000,000	1,068,290
Republic of Austria, 2.00%, 11/15/12(a)	1,000,000	1,012,500
TOTAL FOREIGN BONDS		2,080,790

See accompanying notes to portfolio of investments.

MMA Praxis Intermediate Income Fund
Schedule of portfolio investments
March 31, 2010 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE
MUNICIPAL BONDS—2.2%
Cincinnati Ohio Water System Rev., 6.46%, 12/01/34	$600,000	$620,586
Columbus Multi-High School Building Corp. Rev. (State Aid Withholding), 6.45%,
1/15/30	1,000,000	1,002,180
Houston Independent School District, 6.17%, 2/15/34	1,000,000	1,002,830
Indianapolis Public School Multi-School Building, 5.73%, 7/15/29	1,500,000	1,455,945
LL&P Wind Energy, Inc. (XLCA), 5.73%, 12/01/17(a)	1,000,000	972,570
Wisconsin State Transportation Rev., 5.84%, 7/01/30	800,000	797,888
TOTAL MUNICIPAL BONDS		5,851,999

CORPORATE BONDS—44.8%
ADVERTISING—0.4%
Omnicom Group, Inc., 6.25%, 7/15/19	1,000,000	$1,083,282
AUTOMOBILE MANUFACTURERS—0.3%
PACCAR, Inc., 6.88%, 2/15/14	760,000	867,123
BIOTECHNOLOGY—0.4%
Amgen, Inc., 5.70%, 2/01/19	500,000	547,820
Biogen Idec, Inc., 6.00%, 3/01/13	500,000	540,763
		1,088,583
BROADCASTING & CABLE TV—1.0%
Comcast Corp., 5.15%, 3/01/20	1,000,000	1,008,987
Comcast Corp., 5.70%, 5/15/18	500,000	530,145
McGraw-Hill Cos., Inc., 5.38%, 11/15/12	1,000,000	1,084,571
		2,623,703
CAPITAL MARKETS—0.6%
BlackRock, Inc., 2.25%, 12/10/12	665,000	670,575
BlackRock, Inc., 3.50%, 12/10/14	1,000,000	1,012,284
		1,682,859
CHEMICALS—0.2%
Nalco Co., 8.25%, 5/15/17(a)	500,000	531,250
COMMERCIAL BANKS—2.9%
American Express Bank FSB, 5.55%, 10/17/12	630,000	679,137
Bank of New York Mellon Corp., 5.13%, 8/27/13	830,000	905,785
Bank of Nova Scotia, 2.25%, 1/22/13	2,000,000	2,018,448
Canadian Imperial Bank of Commerce/Canada, 2.00%, 2/04/13(a)	1,000,000	1,003,856
State Street Corp., 7.35%, 6/15/26	1,000,000	1,159,270
Wells Fargo & Co., Perpetual Bond, 7.98%, 12/31/49+	500,000	522,500
Wells Fargo & Co., 5.25%, 10/23/12	1,250,000	1,346,697
		7,635,693
COMMERCIAL SERVICES & SUPPLIES—0.7%
GATX Corp., 9.00%, 11/15/13	445,010	506,096
President and Fellows of Harvard College, 5.00%, 1/15/14(a)	175,000	188,312
TTX Co., 4.90%, 3/01/15(a)	1,000,000	1,028,047
		1,722,455

See accompanying notes to portfolio of investments.

MMA Praxis Intermediate Income Fund
Schedule of portfolio investments
March 31, 2010 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE
CORPORATE BONDS—44.8%
COMMUNICATIONS EQUIPMENT—0.1%
Cisco Systems, Inc., 4.45%, 1/15/20	$200,000	$198,891
COMPUTERS & PERIPHERALS—0.2%
Dell, Inc., 5.63%, 4/15/14	500,000	550,208
CONSTRUCTION MATERIALS—0.4%
Martin Marietta Materials, Inc., 6.60%, 4/15/18	1,000,000	1,065,242
CONSUMER FINANCE—1.0%
American Honda Finance Corp., 4.63%, 4/02/13(a)	1,500,000	1,588,008
Ford Motor Credit Co. LLC, 7.25%, 10/25/11	1,000,000	1,033,891
		2,621,899
CONTAINERS & PACKAGING—0.6%
Bemis Co., Inc., 5.65%, 8/01/14	500,000	537,736
Sealed Air Corp., 7.88%, 6/15/17(a)	1,000,000	1,085,826
		1,623,562
DIVERSIFIED FINANCIAL SERVICES—5.6%
Allstate Life Global Funding Trusts, 5.38%, 4/30/13	500,000	544,674
Bank of America Corp., 4.50%, 4/01/15	500,000	504,170
BP Capital Markets plc, 3.88%, 3/10/15	1,500,000	1,557,866
Citigroup, Inc., 5.13%, 5/05/14	1,000,000	1,021,755
Equifax, Inc., 4.45%, 12/01/14	1,110,000	1,142,173
General Electric Capital Corp., 6.15%, 8/07/37	1,000,000	977,906
GMAC, Inc., 6.75%, 12/01/14	600,000	597,000
Goldman Sachs Group, Inc., 6.88%, 1/15/11	500,000	523,442
JPMorgan Chase & Co., 4.75%, 5/01/13	1,000,000	1,065,884
Morgan Stanley, 5.63%, 9/23/19	1,500,000	1,494,711
NASDAQ OMX Group, Inc./The, 4.00%, 1/15/15	621,000	618,034
National Rural Utilities Cooperative Finance Corp., 10.38%, 11/01/18	780,000	1,037,451
New Communications Holdings, Inc., 7.88%, 4/15/15(a)	250,000	256,875
NYSE Euronext, 4.80%, 6/28/13	1,000,000	1,069,288
Principal Life Global Funding I, 6.25%, 2/15/12(a)	1,000,000	1,069,394
UBS AG, 3.88%, 1/15/15	1,000,000	986,533
		14,467,156
ELECTRIC UTILITIES—4.9%
AEP Texas North Co., 5.50%, 3/01/13	1,000,000	1,066,705
Atlantic City Electric Co., 7.75%, 11/15/18	500,000	595,852
CenterPoint Energy Houston Electric LLC, 7.00%, 3/01/14	1,000,000	1,135,979
Consumers Energy Co., 6.70%, 9/15/19	625,000	706,527
Idaho Power Co., 4.50%, 3/01/20	500,000	476,879
ITC Holdings Corp., 5.50%, 1/15/20(a)	500,000	502,469
MidAmerican Energy Co., 6.75%, 12/30/31	1,500,000	1,671,214
Niagara Mohawk Power Corp., 4.88%, 8/15/19(a)	500,000	496,561
Pennsylvania Electric Co., 5.20%, 4/01/20	500,000	500,651
Portland General Electric Co., 6.10%, 4/15/19	1,100,000	1,219,622
Potomac Electric Power Co., 6.50%, 11/15/37	1,000,000	1,087,401
Puget Sound Energy, Inc., 6.74%, 6/15/18	1,000,000	1,106,612
TransAlta Corp., 4.75%, 1/15/15	500,000	516,344
TransAlta Corp., 6.65%, 5/15/18	500,000	539,443
Vectren Utility Holdings, Inc., 6.63%, 12/01/11	1,000,000	1,068,460
		12,690,719

See accompanying notes to portfolio of investments.

MMA Praxis Intermediate Income Fund
Schedule of portfolio investments
March 31, 2010 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE
CORPORATE BONDS—44.8%
ELECTRICAL EQUIPMENT—0.6%
Briggs & Stratton Corp., 8.88%, 3/15/11	$1,000,000	$1,052,500
Thomas & Betts Corp., 5.63%, 11/15/21	500,000	504,001
		1,556,501
FOOD & STAPLES RETAILING—0.2%
Kroger Co., 7.50%, 1/15/14	500,000	577,348
FOOD PRODUCTS—1.0%
Cargill, Inc., 7.50%, 9/01/26(a)	1,250,000	1,424,086
Kellogg Co., 4.25%, 3/06/13	1,000,000	1,056,448
		2,480,534
GAS UTILITIES—1.8%
Enbridge Energy Partners LP, 5.20%, 3/15/20	500,000	502,179
Indiana Gas Co., Inc., 6.55%, 6/30/28	250,000	233,220
Michigan Consolidated Gas Co., 8.25%, 5/01/14	1,000,000	1,159,737
National Fuel Gas Co., 6.50%, 4/15/18	500,000	526,442
Northern Natural Gas Co., 5.38%, 10/31/12(a)	1,000,000	1,082,603
Sempra Energy, 6.50%, 6/01/16	600,000	670,312
Southern Union Co., 8.25%, 11/15/29	525,000	599,444
		4,773,937
HEALTH CARE EQUIPMENT & SUPPLIES—0.6%
Beckman Coulter, Inc., 6.00%, 6/01/15	900,000	979,770
Zimmer Holdings, Inc., 4.63%, 11/30/19	500,000	497,083
		1,476,853
HEALTH CARE PROVIDERS & SERVICES—1.4%
Express Scripts, Inc., 6.25%, 6/15/14	550,000	609,363
Howard Hughes Medical Institute, 3.45%, 9/01/14	843,000	869,774
McKesson Corp., 6.50%, 2/15/14	1,000,000	1,116,936
Roche Holdings, Inc., 6.00%, 3/01/19(a)	1,000,000	1,105,125
		3,701,198
HOTELS, RESTAURANTS & LEISURE—0.4%
Yum! Brands, Inc., 8.88%, 4/15/11	1,000,000	1,072,488
HOUSEHOLD DURABLES—0.3%
Stanley Black & Decker, Inc., 6.15%, 10/01/13	725,000	808,793
INDUSTRIAL CONGLOMERATES—0.8%
Cooper U.S., Inc., 5.45%, 4/01/15	1,000,000	1,082,286
Harsco Corp., 5.75%, 5/15/18	1,000,000	988,473
		2,070,759
INSURANCE BROKERS—0.4%
Willis North America, Inc., 5.63%, 7/15/15	1,000,000	1,026,655
INTEGRATED TELECOMMUNICATION SERVICES—1.2%
AT&T, Inc., 4.95%, 1/15/13	1,000,000	1,074,192
GTE Corp., 6.84%, 4/15/18	1,000,000	1,104,193
Sprint Capital Corp., 7.63%, 1/30/11	1,000,000	1,028,750
		3,207,135

See accompanying notes to portfolio of investments.

MMA Praxis Intermediate Income Fund
Schedule of portfolio investments
March 31, 2010 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE
CORPORATE BONDS—44.8%
INTERNET & CATALOG RETAIL—0.2%
QVC, Inc., 7.13%, 4/15/17(a)	$500,000	$503,125
IT SERVICES—0.4%
Dun & Bradstreet Corp., 6.00%, 4/01/13	1,000,000	1,080,261
LIFE & HEALTH INSURANCE—0.3%
Prudential Financial, Inc., 4.75%, 4/01/14	641,000	661,884
METALS & MINING—0.2%
Teck Resources Ltd., 9.75%, 5/15/14	500,000	592,500
MULTI-LINE INSURANCE—0.4%
American International Group, Inc., 4.25%, 5/15/13	500,000	490,791
Metropolitan Life Global Funding I, 5.13%, 6/10/14(a)	500,000	529,593
		1,020,384
MULTILINE RETAIL—0.5%
Wal-Mart Stores, Inc., 7.55%, 2/15/30	1,000,000	1,235,971
OFFICE ELECTRONICS—0.4%
Xerox Corp., 6.35%, 5/15/18	1,000,000	1,083,274
OIL, GAS & CONSUMABLE FUELS—2.5%
ConocoPhillips Holding Co., 6.95%, 4/15/29	1,075,000	1,233,889
Motiva Enterprises LLC, 5.20%, 9/15/12(a)	1,000,000	1,037,679
Ras Laffan Liquefied Natural Gas Co. Ltd. III, 5.83%, 9/30/16(a)	1,000,000	1,066,880
Shell International Finance BV, 4.00%, 3/21/14	1,000,000	1,052,328
Texas Gas Transmission LLC, 4.60%, 6/01/15	1,000,000	1,033,560
XTO Energy, Inc., 7.50%, 4/15/12	1,000,000	1,120,342
		6,544,678
PAPER & FOREST PRODUCTS—0.1%
Domtar Corp., 5.38%, 12/01/13	220,000	223,850
PERSONAL PRODUCTS—0.8%
Avon Products, Inc., 5.63%, 3/01/14	1,000,000	1,096,478
Johnson & Johnson, 5.95%, 8/15/37	500,000	541,293
Mead Johnson Nutrition Co., 3.50%, 11/01/14(a)	500,000	495,615
		2,133,386
PHARMACEUTICALS—1.1%
Abbott Laboratories, 5.13%, 4/01/19	1,000,000	1,053,328
Merck & Co., Inc., 4.00%, 6/30/15	500,000	523,676
Novartis Capital Corp., 4.13%, 2/10/14	1,250,000	1,323,510
		2,900,514
PROPERTY & CASUALTY INSURANCE—1.3%
21st Century Insurance Group, 5.90%, 12/15/13	270,000	282,341
Fidelity National Title, 7.30%, 8/15/11	1,000,000	1,032,277
Markel Corp., 6.80%, 2/15/13	1,000,000	1,079,654
W.R. Berkley Corp., 5.13%, 9/30/10	1,000,000	1,012,277
		3,406,549
PUBLISHING—0.3%
Washington Post Co., 7.25%, 2/01/19	575,000	646,223
REAL ESTATE INVESTMENT TRUSTS (REITS)—0.5%
Pan Pacific Retail Properties, Inc., 5.95%, 6/01/14	1,000,000	1,040,385
Simon Property Group LP, 4.20%, 2/01/15	240,000	240,609
		1,280,994

See accompanying notes to portfolio of investments.

MMA Praxis Intermediate Income Fund
Schedule of portfolio investments
March 31, 2010 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE
CORPORATE BONDS—44.8%
REAL ESTATE MANAGEMENT & DEVELOPMENT—0.4%
AMB Property LP, 6.13%, 12/01/16	$1,000,000	$1,022,434
REINSURANCE—0.5%
Berkshire Hathaway, Inc., 2.13%, 2/11/13	1,200,000	1,209,702
ROAD & RAIL—1.0%
Canadian National Railway Co., 4.40%, 3/15/13	1,000,000	1,056,202
CSX Transportation, Inc., 8.38%, 10/15/14	480,519	556,609
ERAC USA Finance LLC, 5.90%, 11/15/15(a)	1,000,000	1,081,491
		2,694,302
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—0.8%
Analog Devices, Inc., 5.00%, 7/01/14	500,000	528,053
Applied Materials, Inc., 7.13%, 10/15/17	500,000	580,085
KLA-Tencor Corp., 6.90%, 5/01/18	1,000,000	1,084,774
		2,192,912
SOFT DRINKS—0.4%
Bottling Group LLC, 5.13%, 1/15/19	1,000,000	1,047,785
SPECIALTY RETAIL—0.4%
Home Depot, Inc., 5.25%, 12/16/13	500,000	541,432
Staples, Inc., 9.75%, 1/15/14	500,000	606,165
		1,147,597
SUPRANATIONAL—2.4%
Corporation Andina de Fomento, 5.20%, 5/21/13	1,000,000	1,057,646
Inter-American Development Bank, 3.50%, 3/15/13	1,000,000	1,052,161
Inter-American Development Bank, 3.50%, 7/08/13	1,000,000	1,052,079
International Bank for Reconstruction & Development, 2.00%, 12/04/13	2,000,000	1,996,812
International Finance Facility for Immunisation (IFFIM), 5.00%, 11/14/11(a)	1,000,000	1,059,851
		6,218,549
THRIFTS & MORTGAGE FINANCE—0.4%
Countrywide Financial Corp., 5.80%, 6/07/12	1,000,000	1,063,002
TRUCKING—0.4%
Golden State Petroleum Transport Corp., 8.04%, 2/01/19	868,961	908,056
UTILITIES—0.7%
FPL Energy Caithness Funding, 7.65%, 12/31/18(a)	609,147	668,216
Salton Sea Funding Corp., 7.48%, 11/30/18	935,253	1,026,711
		1,694,927
WATER UTILITIES—0.4%
American Water Capital Corp., 6.09%, 10/15/17	1,000,000	1,069,481
TOTAL CORPORATE BONDS		116,787,166

CORPORATE NOTES—0.9%
DEVELOPMENT AUTHORITIES—0.9%
MMA Community Development Investment, Inc., 1.10%, 12/15/13+(b)(c)	802,500	723,052
MMA Community Development Investment, Inc., 1.10%, 12/15/11+(b)(c)	802,500	802,500
MMA Community Development Investment, Inc., 0.73%, 12/15/12+(b)(c)	910,000	910,000
TOTAL CORPORATE NOTES		2,435,552

See accompanying notes to portfolio of investments.

MMA Praxis Intermediate Income Fund
Schedule of portfolio investments
March 31, 2010 (Unaudited)

	PRINCIPAL
	AMOUNT/
	SHARES	VALUE
INTEREST ONLY BONDS—0.1%
FREDDIE MAC REMICS — 0.1%
5.00%, 4/15/29	$2,000,000	$107,220
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION — 0.0%
0.79%, 4/16/27+	6,190,928	102,888
TOTAL INTEREST ONLY BONDS		210,108

U.S. GOVERNMENT AGENCIES—39.6%
FEDERAL FARM CREDIT BANK — 0.8%
4.88%, 12/16/15	2,000,000	2,189,324
FEDERAL HOME LOAN BANK — 3.6%
3.88%, 6/14/13	300,000	318,155
4.13%, 8/13/10	1,000,000	1,014,190
5.00%, 11/17/17	4,000,000	4,371,772
5.00%, 12/10/21	2,625,000	2,804,860
6.63%, 11/15/10	900,000	933,503
		9,442,480
FEDERAL HOME LOAN MORTGAGE CORP. — 12.7%
2.97%, 5/01/34+	482,717	493,299
2.97%, 5/01/34+	229,768	234,807
3.75%, 3/27/19	8,500,000	8,292,039
4.13%, 7/12/10	1,987,000	2,008,575
4.50%, 6/01/18	967,990	1,005,357
5.00%, 4/01/19	931,629	993,323
5.00%, 12/01/21	1,532,328	1,624,704
5.00%, 2/15/32	2,000,000	2,120,462
5.00%, 7/01/35	1,600,561	1,657,210
5.50%, 4/01/22	1,223,117	1,310,230
5.50%, 11/01/33	790,627	839,188
5.50%, 3/01/36	999,672	1,058,261
5.50%, 6/01/36	1,556,632	1,646,892
5.50%, 6/01/36	1,269,939	1,339,804
5.50%, 12/01/36	1,481,846	1,567,769
6.00%, 9/01/17	638,747	689,630
6.00%, 4/01/27	1,527,305	1,640,219
6.00%, 6/01/36	1,074,384	1,153,972
6.00%, 8/01/37	938,951	1,008,507
6.88%, 9/15/10	1,081,000	1,114,314
7.00%, 2/01/30	324,078	359,736
7.00%, 3/01/31	252,740	280,548
7.50%, 7/01/30	518,533	576,093
		33,014,939
FEDERAL NATIONAL MORTGAGE ASSOCIATION — 15.3%
2.11%, 2/01/34+	370,478	379,666
2.79%, 5/01/34+	337,169	346,434
3.90%, 6/01/33+	130,789	134,814
4.13%, 4/15/14	900,000	963,309
4.38%, 10/15/15	6,000,000	6,401,910
5.00%, 2/13/17	3,000,000	3,267,204
5.00%, 7/01/18	524,739	554,077

See accompanying notes to portfolio of investments.

MMA Praxis Intermediate Income Fund
Schedule of portfolio investments
March 31, 2010 (Unaudited)

	PRINCIPAL
	AMOUNT/
	SHARES	VALUE
U.S. GOVERNMENT AGENCIES—39.6%
5.00%, 9/01/18	$724,428	$764,930
5.00%, 4/01/25	1,233,446	1,284,025
5.00%, 7/01/25	1,054,075	1,097,299
5.00%, 10/01/25	1,324,584	1,378,900
5.00%, 10/01/35	1,833,653	1,893,967
5.39%, 5/01/37+	1,681,382	1,764,025
5.50%, 6/01/22	1,131,587	1,211,651
5.50%, 11/01/25	345	366
5.50%, 2/01/34	682,865	720,433
5.50%, 1/01/35	1,446,261	1,525,827
5.50%, 10/01/35	2,114,041	2,230,345
5.50%, 11/01/36	1,611,509	1,700,166
6.00%, 10/01/33	376,504	400,335
6.00%, 11/01/34	1,428,136	1,518,531
6.00%, 10/01/35	908,752	966,273
6.00%, 6/01/36	902,368	959,485
6.63%, 11/15/30	6,750,000	8,066,709
7.00%, 7/01/15	4,757	5,226
7.00%, 11/01/19	70,269	78,681
7.00%, 11/01/19	41,390	46,345
8.50%, 9/01/26	229,831	267,280
		39,928,213
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION — 1.0%
4.50%, 1/20/34+	164,129	170,151
5.50%, 10/20/38	1,543,699	1,621,312
6.50%, 11/20/38	342,389	364,794
6.75%, 4/15/16	54,601	59,442
7.00%, 12/20/30	84,710	92,455
7.00%, 10/20/31	53,712	58,622
7.00%, 3/20/32	182,659	199,359
		2,566,135
SMALL BUSINESS ADMINISTRATION — 0.3%
0.60%, 2/25/32+	594,796	586,403
1.00%, 9/25/18+	39,321	39,141
		625,544
FDIC GUARANTEED—5.9%
U.S. Central Federal Credit Union, 1.25%, 10/19/11	1,300,000	1,307,786
General Electric Capital Corp., 1.63%, 1/07/11	1,400,000	1,413,392
Citibank NA, 1.75%, 12/28/12	3,000,000	3,008,529
PNC Funding Corp., 1.88%, 6/22/11	650,000	657,560
Citigroup Funding, Inc., 1.88%, 10/22/12	3,000,000	3,023,934
Citigroup Funding, Inc., 1.88%, 11/15/12	1,330,000	1,339,640
U.S. Central Federal Credit Union, 1.90%, 10/19/12	2,000,000	2,018,430
General Electric Capital Corp., 2.20%, 6/08/12	175,000	178,248
JPMorgan Chase & Co., 2.63%, 12/01/10	1,000,000	1,014,462
Regions Bank/Birmingham AL, 3.25%, 12/09/11	1,500,000	1,555,796

See accompanying notes to portfolio of investments.

MMA Praxis Intermediate Income Fund
Schedule of portfolio investments
March 31, 2010 (Unaudited)

	PRINCIPAL
	AMOUNT/
	SHARES	VALUE
U.S. GOVERNMENT AGENCIES—39.6%
		$15,517,777
TOTAL U.S. GOVERNMENT AGENCIES		103,284,412

	SHARES	VALUE
INVESTMENT COMPANY—0.5%
MUTUAL FUND—0.5%
Pax World High Yield Bond Fund	167,685	1,311,299

	PRINCIPAL
	AMOUNT	VALUE
SHORT TERM INVESTMENT—3.4%
JPMorgan U.S. Government Money Market Fund-Agency Shares	8,871,236	8,871,236

TOTAL INVESTMENTS (Cost* $255,380,980)—101.4%		$264,551,316
Liabilities in excess of other assets — (1.4)%		(3,753,698)
NET ASSETS—100%		$260,797,618

___________

+	Variable rate security. Rates presented are the rates in effect at March 31, 2010.

(a)
144a security is restricted as to resale to institutional investors. These securities were deemed liquid under guidelines established by the Board of Trustees. At March 31, 2010, these securities were valued at $19,789,932 or 7.61% of net assets.

(b)
Represents affiliated restricted security as to resale to shareholders and is not registered under the Securities Act of 1933. These securities have been deemed illiquid under guidelines established by the Board of Trustees:

			Acquisition
Security	Yield	Shares	Date
MMA Community Development Investment, Inc.	0.73%	910,000	12/2009
MMA Community Development Investment, Inc.	1.10%	802,500	12/2009
MMA Community Development Investment, Inc.	1.10%	802,500	12/2009

At March 31, 2010, these securities had an aggregate market value of 2,435,552, representing 0.94% of net assets.

(c)	Fair valued security.

*	Represents cost for financial reporting purposes.

plc — Public Liability Company.

See accompanying notes to portfolio of investments.

MMA Praxis Core Stock Fund
Schedule of portfolio investments
March 31, 2010 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—97.8%
AIR FREIGHT & LOGISTICS—0.2%
United Parcel Service, Inc., Class B	6,000	$386,460

AUTOMOBILES—1.2%
Harley-Davidson, Inc.	78,400	2,200,688

BEVERAGES—0.7%
Coca-Cola Company	25,000	1,375,000

CAPITAL MARKETS—6.4%
Ameriprise Financial, Inc.	39,500	1,791,720
Bank of New York Mellon Corp.	159,100	4,913,008
GAM Holding Ltd. (Switzerland)	81,800	1,004,657
Goldman Sachs Group, Inc.	6,590	1,124,452
Julius Baer Group Ltd. (Switzerland)	81,800	2,967,422
		11,801,259
CHEMICALS—0.3%
Potash Corp of Saskatchewan, Inc. (Canada)	4,627	552,232

COMMERCIAL BANKS—5.0%
Wells Fargo & Co.	294,758	9,172,869

COMMERCIAL SERVICES & SUPPLIES—1.9%
Iron Mountain, Inc.	127,300	3,488,020

COMPUTERS & PERIPHERALS—1.7%
Hewlett-Packard Co.	57,750	3,069,412

CONSTRUCTION MATERIALS—1.6%
Martin Marietta Materials, Inc.	22,200	1,854,810
Vulcan Materials Co.	21,900	1,034,556
		2,889,366
CONSUMER FINANCE—4.0%
American Express Co.	180,400	7,443,304

CONTAINERS & PACKAGING—2.0%
Sealed Air Corp.	179,800	3,790,184

DIVERSIFIED CONSUMER SERVICES—0.3%
H&R Block, Inc.	26,450	470,810

DIVERSIFIED FINANCIAL SERVICES—2.4%
JPMorgan Chase & Co.	65,300	2,922,175
Moody's Corp.	51,700	1,538,075
		4,460,250

See accompanying notes to portfolio of investments.

MMA Praxis Core Stock Fund
Schedule of portfolio investments
March 31, 2010 (Unaudited)
	SHARES	VALUE
COMMON STOCKS—97.8%
ELECTRICAL EQUIPMENT—0.5%
ABB Ltd.- ADR (Switzerland)(a)	43,940	$959,650

ENERGY EQUIPMENT & SERVICES—0.9%
Transocean Ltd. (Switzerland)(a)	18,955	1,637,333

FOOD & STAPLES RETAILING—11.1%
Costco Wholesale Corp.	244,400	14,593,124
CVS Caremark Corp.	164,122	6,000,300
		20,593,424
FOOD PRODUCTS—0.8%
Hershey Co.	12,500	535,125
Nestle SA (Switzerland)	6,200	317,526
Unilever NV (Netherlands)	22,700	684,632
		1,537,283
HEALTH CARE EQUIPMENT & SUPPLIES—1.3%
Becton Dickinson and Co.	23,100	1,818,663
CareFusion Corp. (a)	19,465	514,460
		2,333,123
HEALTH CARE PROVIDERS & SERVICES—2.1%
Cardinal Health, Inc.	15,830	570,355
Express Scripts, Inc. (a)	28,100	2,859,456
Laboratory Corp of America Holdings (a)	6,900	522,399
		3,952,210
HOUSEHOLD DURABLES—0.2%
Hunter Douglas NV (Netherlands)	8,300	424,986

HOUSEHOLD PRODUCTS—4.6%
Procter & Gamble Co.	133,200	8,427,564

INDUSTRIAL CONGLOMERATES—0.8%
Tyco International Ltd. (Switzerland)	40,890	1,564,042

INSURANCE—11.2%
Berkshire Hathaway, Inc., Class A (a)	75	9,135,000
Loews Corp.	134,000	4,995,520
Markel Corp. (a)	525	196,697
Progressive Corp.	225,800	4,310,522
Transatlantic Holdings, Inc.	37,743	1,992,830
		20,630,569
INTERNET & CATALOG RETAIL—0.7%
Amazon.com, Inc. (a)	5,050	685,437

See accompanying notes to portfolio of investments.

MMA Praxis Core Stock Fund
Schedule of portfolio investments
March 31, 2010 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—97.8%
INTERNET & CATALOG RETAIL—0.7%
Liberty Media Corp. - Interactive, Series A (a)	41,375	$633,451
		1,318,888
INTERNET SOFTWARE & SERVICES—4.0%
Google, Inc., Class A (a)	13,200	7,484,532

IT SERVICES—0.3%
Visa, Inc., Class A	6,970	634,479

MACHINERY—0.2%
PACCAR, Inc.	9,550	413,897

MARINE—1.1%
China Shipping Development Co. Ltd., Class H (China)	472,000	770,835
Kuehne + Nagel International AG (Switzerland)	12,000	1,214,340
		1,985,175
MEDIA—2.4%
Grupo Televisa SA- ADR (Mexico)	42,500	893,350
Liberty Media Corp. - Starz, Series A (a)	3,344	182,850
News Corp., Class A	106,800	1,538,988
Walt Disney Co.	50,200	1,752,482
		4,367,670
METALS & MINING—1.2%
BHP Billiton plc (United Kingdom)	32,000	1,097,456
Rio Tinto plc (United Kingdom)	17,400	1,031,096
		2,128,552
OIL, GAS & CONSUMABLE FUELS—9.2%
Canadian Natural Resources Ltd. (Canada)	56,600	4,190,664
ConocoPhillips	2,260	115,644
Devon Energy Corp.	82,900	5,341,247
EOG Resources, Inc.	68,600	6,375,684
OGX Petroleo e Gas Participacoes SA (Brazil)	110,000	1,029,269
		17,052,508
PAPER & FOREST PRODUCTS—1.2%
Sino-Forest Corp., Series 144A- ADR (Canada)(a)(b)(c)	3,400	66,618
Sino-Forest Corp., Series A (Canada)(a)	113,860	2,230,900
		2,297,518
PERSONAL PRODUCTS—0.1%
Natura Cosmeticos SA (Brazil)	12,200	248,823

PHARMACEUTICALS—6.9%
Johnson & Johnson	66,100	4,309,720

See accompanying notes to portfolio of investments.

MMA Praxis Core Stock Fund
Schedule of portfolio investments
March 31, 2010 (Unaudited)
	SHARES	VALUE
COMMON STOCKS—97.8%
PHARMACEUTICALS—6.9%
Merck & Co., Inc.	223,916	$8,363,263
		12,672,983
REAL ESTATE MANAGEMENT & DEVELOPMENT—1.4%
Brookfield Asset Management, Inc., Class A (Canada)	43,600	1,108,312
Hang Lung Group Ltd. (Hong Kong)	277,000	1,469,865
		2,578,177
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—1.5%
Texas Instruments, Inc.	109,800	2,686,806

SOFTWARE—2.5%
Activision Blizzard, Inc.	81,500	982,890
Microsoft Corp.	124,100	3,632,407
		4,615,297
SPECIALTY RETAIL—2.3%
Bed Bath & Beyond, Inc. (a)	60,000	2,625,600
CarMax, Inc. (a)	63,500	1,595,120
		4,220,720
TRANSPORTATION INFRASTRUCTURE—1.6%
China Merchants Holdings International Co. Ltd. (Hong Kong)	636,175	2,343,382
COSCO Pacific Ltd. (Hong Kong)	373,041	565,021
		2,908,403
TOTAL COMMON STOCKS		180,774,466
CORPORATE BOND—0.7%
AUTOMOBILES—0.7%
Harley-Davidson, Inc., 15.00%, 2/01/14	1,000,000	1,270,847

CORPORATE NOTES—1.5%
DEVELOPMENT AUTHORITIES—1.5%
MMA Community Development Investment, Inc., 0.73%, 12/15/12+(c)(d)	903,000	903,000
MMA Community Development Investment, Inc., 1.10%, 12/15/13+(c)(d)	1,016,000	915,416
MMA Community Development Investment, Inc., 1.10%, 12/15/11+(c)(d)	1,016,000	1,016,000
TOTAL CORPORATE NOTES		2,834,416

TOTAL INVESTMENTS (Cost* $167,018,233)—100.0%		$184,879,729
Liabilities in excess of other assets — 0.0%		(6,318)
NET ASSETS—100%		$184,873,411

See accompanying notes to portfolio of investments.

MMA Praxis Core Stock Fund
Schedule of portfolio investments
March 31, 2010 (Unaudited)

_______________

(a)	Non-income producing securities.

(b)
144a security is restricted as to resale to institutional investors. These securities were deemed liquid under guidelines established by the Board of Trustees. At March 31, 2010, these securities were valued at 66,618 or 0.04% of net assets.

(c)	Fair valued security.

(d)
Represents affiliated restricted security as to resale to shareholders and is not registered under the Securities Act of 1933. These securities have been deemed illiquid under guidelines established by the Board of Trustees:

			Acquisition
Security	Yield	Shares	Date
MMA Community Development Investment, Inc.	0.73%	903,000	12/2009
MMA Community Development Investment, Inc.	1.10%	1,016,000	12/2009
MMA Community Development Investment, Inc.	1.10%	1,016,000	12/2009

At March 31, 2010, these securities had an aggregate market value of 2,834,416, representing 1.53% of net assets.

+	Variable rate security. Rates presented are the rates in effect at March 31, 2010.

*	Represents cost for financial reporting purposes.

ADR — American Depositary Receipt.
plc — Public Liability Company.

See accompanying notes to portfolio of investments.

MMA Praxis Value Index Fund
Schedule of portfolio investments
March 31, 2010 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—99.0%
AIR FREIGHT & LOGISTICS—0.6%
FedEx Corp.	1,671	$156,071
United Parcel Service, Inc., Class B	2,911	187,498
		343,569
AUTO COMPONENTS—0.1%
Autoliv, Inc. (a)	1,556	80,181

AUTOMOBILES—0.2%
Harley-Davidson, Inc.	3,828	107,452

BEVERAGES—1.8%
Coca-Cola Company	19,568	1,076,240
PepsiCo, Inc.	627	41,482
		1,117,722
BUILDING PRODUCTS—0.1%
Masco Corp.	5,766	89,488

CAPITAL MARKETS—4.5%
Ameriprise Financial, Inc.	4,047	183,572
Bank of New York Mellon Corp.	17,538	541,573
Goldman Sachs Group, Inc.	6,943	1,184,684
Invesco Ltd.	6,779	148,528
Legg Mason, Inc.	2,963	84,949
Morgan Stanley	17,491	512,311
State Street Corp.	2,832	127,837
		2,783,454
CHEMICALS—1.9%
Air Products & Chemicals, Inc.	2,375	175,631
CF Industries Holdings, Inc.	637	58,082
E.I. du Pont de Nemours & Co.	12,962	482,705
FMC Corp.	861	52,125
International Flavors & Fragrances, Inc.	2,175	103,682
Lubrizol Corp.	1,093	100,250
PPG Industries, Inc.	2,803	183,316
		1,155,791
COMMERCIAL BANKS—6.7%
BB&T Corp.	10,270	332,645
Comerica, Inc.	2,600	98,904
Fifth Third Bancorp	11,090	150,713
First Horizon National Corp. (a)	4,447	62,478
Huntington Bancshares, Inc.	10,533	56,562
KeyCorp	13,700	106,175
M&T Bank Corp.	1,320	104,782
Marshall & Ilsley Corp.	8,570	68,989
PNC Financial Services Group, Inc.	7,436	443,929
Regions Financial Corp.	12,558	98,580

See accompanying notes to portfolio of investments.

MMA Praxis Value Index Fund
Schedule of portfolio investments
March 31, 2010 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—99.0%
COMMERCIAL BANKS—6.7%
SunTrust Banks, Inc.	4,885	$130,869
U.S. Bancorp	9,971	258,050
Wells Fargo & Co.	68,761	2,139,842
Zions Bancorp.	2,384	52,019
		4,104,537
COMMERCIAL SERVICES & SUPPLIES—0.3%
Avery Dennison Corp.	2,140	77,918
R.R. Donnelley & Sons Co.	3,672	78,397
		156,315
COMMUNICATIONS EQUIPMENT—0.1%
Tellabs, Inc.	9,507	71,968

COMPUTERS & PERIPHERALS—0.2%
Seagate Technology (a)	7,615	139,050

CONSTRUCTION MATERIALS—0.2%
Vulcan Materials Co.	2,061	97,362

CONSUMER FINANCE—0.4%
Discover Financial Services	8,744	130,286
SLM Corp. (a)	7,981	99,922
		230,208
CONTAINERS & PACKAGING—0.2%
Owens-Illinois, Inc. (a)	2,703	96,065

DISTRIBUTORS—0.2%
Genuine Parts Co.	3,410	144,038

DIVERSIFIED CONSUMER SERVICES—0.1%
H&R Block, Inc.	4,703	83,713

DIVERSIFIED FINANCIAL SERVICES—9.4%
Bank of America Corp.	131,949	2,355,290
Citigroup, Inc. (a)	194,404	787,336
JPMorgan Chase & Co.	55,776	2,495,976
NYSE Euronext	4,404	130,402
		5,769,004
DIVERSIFIED TELECOMMUNICATION SERVICES—6.3%
AT&T, Inc.	83,780	2,164,875
CenturyTel, Inc.	5,351	189,746
Qwest Communications International, Inc.	29,266	152,769
Verizon Communications, Inc.	40,523	1,257,024

See accompanying notes to portfolio of investments.

MMA Praxis Value Index Fund
Schedule of portfolio investments
March 31, 2010 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—99.0%
DIVERSIFIED TELECOMMUNICATION SERVICES—6.3%
Windstream Corp.	9,242	$100,645
		3,865,059
ELECTRIC UTILITIES—1.1%
FPL Group, Inc.	6,950	335,894
Northeast Utilities	4,607	127,337
Pepco Holdings, Inc.	5,130	87,979
Pinnacle West Capital Corp.	2,837	107,040
		658,250
ELECTRICAL EQUIPMENT—1.4%
Cooper Industries plc	2,745	131,595
Emerson Electric Co.	11,299	568,792
Rockwell Automation, Inc.	2,383	134,306
		834,693
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—0.6%
Arrow Electronics, Inc. (a)	2,680	80,749
Corning, Inc.	10,605	214,327
Flextronics International Ltd. (a)	9,429	73,923
		368,999
ENERGY EQUIPMENT & SERVICES—1.1%
Ensco plc- ADR	486	21,763
Nabors Industries Ltd. (a)	3,702	72,670
Noble Corp. (a)	1,629	68,125
Patterson-UTI Energy, Inc.	2,566	35,847
Pride International, Inc. (a)	3,089	93,010
Transocean Ltd. (a)	4,702	406,159
		697,574
FOOD & STAPLES RETAILING—1.5%
CVS Caremark Corp.	6,637	242,649
Kroger Co.	9,493	205,618
Safeway, Inc.	7,690	191,173
SUPERVALU, Inc.	4,544	75,794
Sysco Corp.	7,786	229,687
		944,921
FOOD PRODUCTS—2.6%
ConAgra Foods, Inc.	7,530	188,777
General Mills, Inc.	2,152	152,340
H.J. Heinz Co.	2,946	134,367
Hormel Foods Corp.	2,640	110,907
Kraft Foods, Inc., Class A	24,301	734,862
McCormick & Co., Inc./MD	3,539	135,756
Sara Lee Corp.	10,900	151,837
		1,608,846

See accompanying notes to portfolio of investments.

MMA Praxis Value Index Fund
Schedule of portfolio investments
March 31, 2010 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—99.0%
GAS UTILITIES—0.4%
National Fuel Gas Co.	1,408	$71,174
Oneok, Inc.	1,690	77,149
Questar Corp.	2,645	114,264
		262,587
HEALTH CARE EQUIPMENT & SUPPLIES—1.0%
Boston Scientific Corp. (a)	23,812	171,923
CareFusion Corp. (a)	3,250	85,897
Covidien plc	7,347	369,407
		627,227
HEALTH CARE PROVIDERS & SERVICES—3.3%
Aetna, Inc.	6,164	216,418
AmerisourceBergen Corp.	5,048	145,988
Cardinal Health, Inc.	5,970	215,099
CIGNA Corp.	4,205	153,819
Coventry Health Care, Inc. (a)	2,032	50,231
Humana, Inc. (a)	2,757	128,945
Omnicare, Inc.	3,854	109,030
UnitedHealth Group, Inc.	16,822	549,575
WellPoint, Inc. (a)	6,827	439,522
		2,008,627
HOTELS, RESTAURANTS & LEISURE—1.0%
Carnival Corp.	6,173	240,006
Darden Restaurants, Inc.	1,878	83,646
Royal Caribbean Cruises Ltd. (a)	2,165	71,423
Starwood Hotels & Resorts Worldwide, Inc.	2,832	132,085
Wyndham Worldwide Corp.	2,582	66,435
		593,595
HOUSEHOLD DURABLES—0.9%
D.R. Horton, Inc.	3,894	49,064
Leggett & Platt, Inc.	2,910	62,973
Lennar Corp., Class A	2,711	46,656
Mohawk Industries, Inc. (a)	1,061	57,697
Newell Rubbermaid, Inc.	4,750	72,200
Stanley Black & Decker, Inc.	2,921	167,695
Whirlpool Corp.	1,167	101,821
		558,106
HOUSEHOLD PRODUCTS—4.7%
Kimberly-Clark Corp.	4,411	277,364
Procter & Gamble Co.	41,476	2,624,186
		2,901,550
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS—0.1%
NRG Energy, Inc. (a)	4,298	89,828

See accompanying notes to portfolio of investments.

MMA Praxis Value Index Fund
Schedule of portfolio investments
March 31, 2010 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—99.0%
INDUSTRIAL CONGLOMERATES—1.8%
3M Co.	9,655	$806,869
Tyco International Ltd.	7,001	267,788
		1,074,657
INSURANCE—8.6%
ACE Ltd.	5,380	281,374
AFLAC, Inc.	6,829	370,746
Allstate Corp.	7,809	252,309
American International Group, Inc. (a)	1,224	41,787
AON Corp.	5,090	217,394
Assurant, Inc.	2,690	92,482
Axis Capital Holdings Ltd.	2,896	90,529
Chubb Corp.	5,670	293,990
Cincinnati Financial Corp.	3,180	91,902
Everest Re Group Ltd.	1,400	113,302
Fidelity National Financial, Inc., Class A	3,675	54,464
First American Corp.	1,690	57,190
Genworth Financial, Inc., Class A (a)	7,019	128,728
Hartford Financial Services Group, Inc.	5,940	168,815
Lincoln National Corp.	4,385	134,620
Loews Corp.	5,564	207,426
Markel Corp. (a)	219	82,051
Marsh & McLennan Cos., Inc.	10,460	255,433
MetLife, Inc.	11,622	503,697
Principal Financial Group, Inc.	4,754	138,864
Progressive Corp.	10,391	198,364
Prudential Financial, Inc.	6,739	407,710
RenaissanceRe Holdings Ltd.	1,607	91,213
Torchmark Corp.	1,589	85,027
Transatlantic Holdings, Inc.	1,150	60,720
Travelers Cos., Inc.	8,180	441,229
Unum Group	5,458	135,195
White Mountains Insurance Group Ltd.	180	63,900
Willis Group Holdings plc	3,790	118,589
XL Capital Ltd., Class A	4,703	88,887
		5,267,937
INTERNET & CATALOG RETAIL—0.2%
Liberty Media Corp. - Interactive, Series A (a)	8,480	129,829

INTERNET SOFTWARE & SERVICES—0.2%
AOL, Inc. (a)	4,122	104,204

IT SERVICES—0.2%
Fidelity National Information Services, Inc.	3,883	91,018

LEISURE EQUIPMENT & PRODUCTS—0.4%
Hasbro, Inc.	2,627	100,562

See accompanying notes to portfolio of investments.

MMA Praxis Value Index Fund
Schedule of portfolio investments
March 31, 2010 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—99.0%
LEISURE EQUIPMENT & PRODUCTS—0.4%
Mattel, Inc.	6,326	$143,853
		244,415
LIFE SCIENCES TOOLS & SERVICES—0.5%
Thermo Fisher Scientific, Inc. (a)	6,447	331,634

MACHINERY—1.4%
Cummins, Inc.	1,669	103,394
Deere & Co.	3,286	195,385
Harsco Corp.	1,722	55,001
Illinois Tool Works, Inc.	6,633	314,139
Ingersoll-Rand plc	5,041	175,780
		843,699
MEDIA—5.6%
CBS Corp., Class B	9,008	125,572
Comcast Corp. - Special, Class A	10,744	193,070
Comcast Corp., Class A	27,988	526,734
DIRECTV, Class A (a)	1,357	45,880
DISH Network Corp., Class A	2,810	58,504
Liberty Media Corp. - Starz, Series A (a)	893	48,829
News Corp., Class A	26,069	375,654
News Corp., Class B	4,254	72,361
Time Warner Cable, Inc.	5,169	275,559
Time Warner, Inc.	16,882	527,900
Viacom, Inc., Class B (a)	4,904	168,600
Virgin Media, Inc.	1,867	32,224
Walt Disney Co.	26,164	913,385
Washington Post Co., Class B	142	63,074
		3,427,346
METALS & MINING—0.9%
Allegheny Technologies, Inc.	1,429	77,152
Cliffs Natural Resources, Inc.	2,030	144,028
Commercial Metals Co.	1,468	22,108
Nucor Corp.	5,562	252,404
Steel Dynamics, Inc.	2,106	36,792
		532,484
MULTILINE RETAIL—0.4%
J.C. Penney Co., Inc.	1,928	62,024
Macy's, Inc.	6,692	145,685
Sears Holdings Corp. (a)	550	59,636
		267,345
MULTI-UTILITIES—1.2%
Alliant Energy Corp.	3,030	100,778
CenterPoint Energy, Inc.	8,343	119,805
Consolidated Edison, Inc.	5,320	236,953

See accompanying notes to portfolio of investments.

MMA Praxis Value Index Fund
Schedule of portfolio investments
March 31, 2010 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—99.0%
MULTI-UTILITIES—1.2%
DTE Energy Co.	2,550	$113,730
MDU Resources Group, Inc.	3,469	74,861
NiSource, Inc.	5,550	87,690
		733,817
OFFICE ELECTRONICS—0.3%
Xerox Corp.	19,510	190,222

OIL, GAS & CONSUMABLE FUELS—6.8%
Apache Corp.	4,939	501,309
Arch Coal, Inc.	2,100	47,985
Cabot Oil & Gas Corp.	1,057	38,898
Chesapeake Energy Corp.	9,312	220,136
Cimarex Energy Co.	1,489	88,417
ConocoPhillips	19,883	1,017,413
Devon Energy Corp.	6,285	404,943
El Paso Corp.	11,470	124,335
Forest Oil Corp. (a)	1,309	33,798
Hess Corp.	1,933	120,909
Marathon Oil Corp.	10,627	336,238
Murphy Oil Corp.	1,286	72,260
Newfield Exploration Co. (a)	2,066	107,535
Pioneer Natural Resources Co.	1,779	100,193
Spectra Energy Corp.	10,093	227,395
Sunoco, Inc.	2,362	70,175
Valero Energy Corp.	8,650	170,405
Williams Cos., Inc.	8,984	207,530
XTO Energy, Inc.	5,304	250,243
		4,140,117
PAPER & FOREST PRODUCTS—0.2%
International Paper Co.	3,095	76,168
MeadWestvaco Corp.	2,902	74,146
		150,314
PHARMACEUTICALS—7.2%
Bristol-Myers Squibb Co.	25,890	691,263
Eli Lilly & Co.	16,210	587,126
Forest Laboratories, Inc. (a)	4,341	136,134
Johnson & Johnson	19,756	1,288,091
King Pharmaceuticals, Inc. (a)	6,184	72,724
Merck & Co., Inc.	43,538	1,626,144
		4,401,482
PROFESSIONAL SERVICES—0.1%
Manpower, Inc.	915	52,265

REAL ESTATE INVESTMENT TRUSTS (REITS)—3.5%
AMB Property Corp. REIT	2,750	74,910

See accompanying notes to portfolio of investments.

MMA Praxis Value Index Fund
Schedule of portfolio investments
March 31, 2010 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—99.0%
REAL ESTATE INVESTMENT TRUSTS (REITS)—3.5%
Annaly Capital Management, Inc. REIT	9,607	$165,048
AvalonBay Communities, Inc. REIT	1,522	131,425
Boston Properties, Inc. REIT	2,165	163,327
Duke Realty Corp. REIT	4,136	51,286
Equity Residential REIT	4,570	178,915
Federal Realty Investment Trust REIT	1,074	78,198
HCP, Inc. REIT	4,495	148,335
Host Hotels & Resorts, Inc. REIT	178	2,608
Kimco Realty Corp. REIT	6,550	102,442
Liberty Property Trust REIT	2,156	73,175
Macerich Co. REIT	1,420	54,400
Plum Creek Timber Co., Inc. REIT	3,320	129,181
ProLogis REIT	6,068	80,098
Regency Centers Corp. REIT	1,634	61,226
Simon Property Group, Inc. REIT	2,789	233,997
UDR, Inc. REIT	3,642	64,245
Ventas, Inc. REIT	1,895	89,975
Vornado Realty Trust REIT	2,580	195,306
Weingarten Realty Investors REIT	2,084	44,931
		2,123,028
ROAD & RAIL—1.0%
CSX Corp.	5,985	304,636
Norfolk Southern Corp.	5,694	318,238
		622,874
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—2.7%
Analog Devices, Inc.	3,097	89,256
Intel Corp.	51,861	1,154,426
Intersil Corp., Class A	3,100	45,756
Micron Technology, Inc. (a)	5,185	53,872
Texas Instruments, Inc.	5,664	138,598
Xilinx, Inc.	6,467	164,908
		1,646,816
SPECIALTY RETAIL—1.8%
Abercrombie & Fitch Co., Class A	1,579	72,066
Foot Locker, Inc.	3,454	51,948
Gap, Inc.	4,335	100,182
Home Depot, Inc.	24,185	782,385
Limited Brands, Inc.	4,425	108,943
		1,115,524
TEXTILES, APPAREL & LUXURY GOODS—0.2%
VF Corp.	1,710	137,056

THRIFTS & MORTGAGE FINANCE—0.4%
Hudson City Bancorp, Inc.	7,200	101,952

See accompanying notes to portfolio of investments.

MMA Praxis Value Index Fund
Schedule of portfolio investments
March 31, 2010 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—99.0%
THRIFTS & MORTGAGE FINANCE—0.4%
People's United Financial, Inc.	8,584	$134,254
		236,206
WIRELESS TELECOMMUNICATION SERVICES—0.4%
Sprint Nextel Corp. (a)	45,732	173,782
Telephone & Data Systems, Inc.	1,172	39,672
		213,454

TOTAL COMMON STOCKS		60,667,522
CORPORATE NOTES—1.2%
DEVELOPMENT AUTHORITIES—1.2%
MMA Community Development Investment, Inc., 0.73%, 12/15/12+(b)(c)	175,000	175,000
MMA Community Development Investment, Inc., 1.10%, 12/15/13+(b)(c)	292,500	263,542
MMA Community Development Investment, Inc., 1.10%, 12/15/11+(b)(c)	292,500	292,500
TOTAL CORPORATE NOTES		731,042

	PRINCIPAL
	AMOUNT/
	SHARES	VALUE
SHORT TERM INVESTMENT—0.8%
JPMorgan U.S. Government Money Market Fund-Agency Shares	508,149	508,149

TOTAL INVESTMENTS (Cost* $58,974,126)—101.0%		$61,906,713
Liabilities in excess of other assets — (1.0)%		(594,205)
NET ASSETS—100%		$61,312,508

(a)	Non-income producing securities.

(b)
Represents affiliated restricted security as to resale to shareholders and is not registered under the Securities Act of 1933. These securities have been deemed illiquid under guidelines established by the Board of Trustees:

			Acquisition
Security	Yield	Shares	Date
MMA Community Development Investment, Inc.	0.73%	175,000	12/2009
MMA Community Development Investment, Inc.	1.10%	292,500	12/2009
MMA Community Development Investment, Inc.	1.10%	292,500	12/2009

At March 31, 2010, these securities had an aggregate market value of 731,042, representing 1.19% of net assets.

(c)	Fair valued security.

+	Variable rate security. Rates presented are the rates in effect at March 31, 2010.

*	Represents cost for financial reporting purposes.

ADR — American Depositary Receipt.
plc — Public Liability Company.

See accompanying notes to portfolio of investments.

MMA Praxis Value Index Fund
Schedule of portfolio investments
March 31, 2010 (Unaudited)

REIT — Real Estate Investment Trust.

See accompanying notes to portfolio of investments.

MMA Praxis Growth Index Fund
Schedule of portfolio investments
March 31, 2010 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—97.9%
AIR FREIGHT & LOGISTICS—1.3%
CH Robinson Worldwide, Inc.	806	$45,015
Expeditors International of Washington, Inc.	1,026	37,880
FedEx Corp.	954	89,104
United Parcel Service, Inc., Class B	2,174	140,027
		312,026
AIRLINES—0.5%
Delta Air Lines, Inc. (a)	3,819	55,719
Southwest Airlines Co.	4,322	57,137
		112,856
AUTO COMPONENTS—0.5%
Johnson Controls, Inc.	3,311	109,230

AUTOMOBILES—0.7%
Ford Motor Co. (a)	13,540	170,198

BEVERAGES—3.3%
Coca-Cola Company	3,425	188,375
Coca-Cola Enterprises, Inc.	1,623	44,892
Dr. Pepper Snapple Group, Inc.	841	29,578
Hansen Natural Corp. (a)	424	18,393
PepsiCo, Inc.	7,379	488,195
		769,433
BIOTECHNOLOGY—3.7%
Amgen, Inc. (a)	4,795	286,549
Amylin Pharmaceuticals, Inc. (a)	1,182	26,583
Biogen Idec, Inc. (a)	1,445	82,885
Celgene Corp. (a)	2,194	135,940
Cephalon, Inc. (a)	579	39,245
Genzyme Corp. (a)	1,336	69,245
Gilead Sciences, Inc. (a)	3,468	157,725
Myriad Genetics, Inc. (a)	746	17,941
Vertex Pharmaceuticals, Inc. (a)	769	31,429
		847,542
CAPITAL MARKETS—1.9%
Charles Schwab Corp.	4,856	90,759
Eaton Vance Corp.	845	28,341
Franklin Resources, Inc.	837	92,823
Northern Trust Corp.	911	50,342
State Street Corp.	1,765	79,672
T. Rowe Price Group, Inc.	1,484	81,516
TD Ameritrade Holding Corp. (a)	1,431	27,275
		450,728
CHEMICALS—1.3%
Celanese Corp., Series A	1,066	33,952

See accompanying notes to portfolio of investments.

MMA Praxis Growth Index Fund
Schedule of portfolio investments
March 31, 2010 (Unaudited)
	SHARES	VALUE
COMMON STOCKS—97.9%
CHEMICALS—1.3%
Ecolab, Inc.	1,178	$51,773
Nalco Holding Co.	1,153	28,052
Praxair, Inc.	1,496	124,168
Sigma-Aldrich Corp.	636	34,128
Terra Industries, Inc.	681	31,163
		303,236
COMMERCIAL BANKS—0.6%
U.S. Bancorp	5,695	147,387

COMMERCIAL SERVICES & SUPPLIES—0.3%
Copart, Inc. (a)	479	17,052
Iron Mountain, Inc.	1,338	36,661
Stericycle, Inc. (a)	409	22,291
		76,004
COMMUNICATIONS EQUIPMENT—5.2%
Cisco Systems, Inc. (a)	26,637	693,361
Juniper Networks, Inc. (a)	2,900	88,972
Motorola, Inc. (a)	12,499	87,743
QUALCOMM, Inc.	7,846	329,454
		1,199,530
COMPUTERS & PERIPHERALS—12.2%
Apple, Inc. (a)	4,175	980,833
Dell, Inc. (a)	8,450	126,834
EMC Corp./Massachusetts (a)	9,700	174,988
Hewlett-Packard Co.	11,077	588,743
International Business Machines Corp.	6,053	776,297
NetApp, Inc. (a)	1,842	59,975
SanDisk Corp. (a)	1,357	46,993
Teradata Corp. (a)	1,028	29,699
Western Digital Corp. (a)	1,345	52,442
		2,836,804
CONSTRUCTION & ENGINEERING—0.4%
Fluor Corp.	972	45,208
Foster Wheeler AG (a)	753	20,436
Quanta Services, Inc. (a)	1,121	21,478
		87,122
CONSTRUCTION MATERIALS—0.1%
Martin Marietta Materials, Inc.	325	27,154

CONSUMER FINANCE—1.3%
American Express Co.	5,158	212,819
Capital One Financial Corp.	2,312	95,740
		308,559

See accompanying notes to portfolio of investments.

MMA Praxis Growth Index Fund
Schedule of portfolio investments
March 31, 2010 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—97.9%
CONTAINERS & PACKAGING—0.2%
Crown Holdings, Inc. (a)	1,105	$29,791
Pactiv Corp. (a)	1,069	26,917
		56,708
DIVERSIFIED CONSUMER SERVICES—0.3%
Apollo Group, Inc., Class A (a)	606	37,142
ITT Educational Services, Inc. (a)	251	28,232
		65,374
DIVERSIFIED FINANCIAL SERVICES—1.4%
Citigroup, Inc. (a)	34,449	139,518
CME Group, Inc., Class A	323	102,104
IntercontinentalExchange, Inc. (a)	326	36,571
Moody's Corp.	1,238	36,830
NASDAQ OMX Group, Inc. (a)	914	19,304
		334,327
ELECTRICAL EQUIPMENT—0.5%
AMETEK, Inc.	629	26,078
First Solar, Inc. (a)	248	30,417
Roper Industries, Inc.	485	28,053
SunPower Corp., Class A (a)	468	8,845
SunPower Corp., Class B (a)	767	12,840
		106,233
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—0.4%
Corning, Inc.	4,063	82,113

ENERGY EQUIPMENT & SERVICES—1.8%
Cameron International Corp. (a)	1,320	56,575
Diamond Offshore Drilling, Inc.	361	32,060
Ensco plc- ADR	485	21,718
FMC Technologies, Inc. (a)	743	48,020
Helmerich & Payne, Inc.	695	26,466
National Oilwell Varco, Inc.	2,049	83,148
Noble Corp. (a)	771	32,243
Smith International, Inc.	1,331	56,994
Weatherford International Ltd. (a)	3,967	62,917
		420,141
FOOD & STAPLES RETAILING—4.2%
Costco Wholesale Corp.	2,033	121,391
CVS Caremark Corp.	4,431	161,997
Walgreen Co.	4,764	176,697
Wal-Mart Stores, Inc.	9,259	514,800
		974,885
FOOD PRODUCTS—1.0%
Dean Foods Co. (a)	1,806	28,336
See accompanying notes to portfolio of investments.

MMA Praxis Growth Index Fund
Schedule of portfolio investments
March 31, 2010 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—97.9%
FOOD PRODUCTS—1.0%
General Mills, Inc.	994	$70,365
H.J. Heinz Co.	806	36,762
Hershey Co.	837	35,832
Kellogg Co.	1,249	66,734
		238,029
GAS UTILITIES—0.1%
EQT Corp.	838	34,358

HEALTH CARE EQUIPMENT & SUPPLIES—4.3%
Baxter International, Inc.	2,681	156,034
Beckman Coulter, Inc.	419	26,313
Becton Dickinson and Co.	1,156	91,012
C.R. Bard, Inc.	173	14,985
DENTSPLY International, Inc.	722	25,162
Hologic, Inc. (a)	1,902	35,263
Hospira, Inc. (a)	867	49,116
Intuitive Surgical, Inc. (a)	213	74,152
Medtronic, Inc.	5,200	234,156
ResMed, Inc. (a)	488	31,061
St. Jude Medical, Inc. (a)	1,572	64,531
Stryker Corp.	1,470	84,113
Varian Medical Systems, Inc. (a)	682	37,735
Zimmer Holdings, Inc. (a)	1,166	69,027
		992,660
HEALTH CARE PROVIDERS & SERVICES—2.3%
DaVita, Inc. (a)	510	32,334
Express Scripts, Inc. (a)	1,245	126,691
Henry Schein, Inc. (a)	571	33,632
Laboratory Corp of America Holdings (a)	596	45,123
McKesson Corp.	1,403	92,205
Medco Health Solutions, Inc. (a)	2,276	146,939
Quest Diagnostics, Inc./DE	876	51,062
		527,986
HEALTH CARE TECHNOLOGY—0.2%
Cerner Corp. (a)	456	38,787

HOTELS, RESTAURANTS & LEISURE—2.4%
Marriott International, Inc., Class A	1,846	58,186
McDonald's Corp.	4,958	330,798
Starbucks Corp. (a)	3,749	90,988
Yum! Brands, Inc.	2,282	87,469
		567,441
HOUSEHOLD DURABLES—0.2%
NVR, Inc. (a)	35	25,428

See accompanying notes to portfolio of investments.

MMA Praxis Growth Index Fund
Schedule of portfolio investments
March 31, 2010 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—97.9%
HOUSEHOLD DURABLES—0.2%
Toll Brothers, Inc. (a)	965	$20,072
		45,500
HOUSEHOLD PRODUCTS—1.3%
Clorox Co.	573	36,752
Colgate-Palmolive Co.	2,302	196,269
Energizer Holdings, Inc. (a)	479	30,062
Kimberly-Clark Corp.	666	41,878
		304,961
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS—0.2%
AES Corp. (a)	3,402	37,422

INSURANCE—1.0%
Berkshire Hathaway, Inc., Class B (a)	2,660	216,178
Brown & Brown, Inc.	935	16,755
		232,933
INTERNET & CATALOG RETAIL—1.4%
Amazon.com, Inc. (a)	1,647	223,547
Expedia, Inc.	1,463	36,517
priceline.com, Inc. (a)	235	59,925
		319,989
INTERNET SOFTWARE & SERVICES—4.2%
Akamai Technologies, Inc. (a)	1,115	35,022
eBay, Inc. (a)	5,702	153,669
Google, Inc., Class A (a)	1,129	640,154
VeriSign, Inc. (a)	1,302	33,865
Yahoo!, Inc. (a)	6,417	106,073
		968,783
IT SERVICES—3.6%
Accenture plc, Class A	3,093	129,751
Automatic Data Processing, Inc.	2,503	111,308
Cognizant Technology Solutions Corp., Class A (a)	1,647	83,964
Fiserv, Inc. (a)	785	39,847
Hewitt Associates, Inc., Class A (a)	609	24,226
Mastercard, Inc., Class A	480	121,920
Paychex, Inc.	1,693	51,975
Visa, Inc., Class A	2,266	206,274
Western Union Co.	3,288	55,765
		825,030
LIFE SCIENCES TOOLS & SERVICES—0.8%
Covance, Inc. (a)	508	31,186
Illumina, Inc. (a)	784	30,498
Life Technologies Corp. (a)	1,010	52,793
Millipore Corp. (a)	367	38,755

See accompanying notes to portfolio of investments.

MMA Praxis Growth Index Fund
Schedule of portfolio investments
March 31, 2010 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—97.9%
LIFE SCIENCES TOOLS & SERVICES—0.8%
Waters Corp. (a)	530	$35,796
		189,028
MACHINERY—1.2%
AGCO Corp. (a)	810	29,054
Bucyrus International, Inc.	513	33,853
Deere & Co.	1,119	66,536
Flowserve Corp.	385	42,454
Joy Global, Inc.	650	36,790
PACCAR, Inc.	1,868	80,959
		289,646
MEDIA—2.0%
Cablevision Systems Corp., Class A	1,590	38,383
DIRECTV, Class A (a)	4,271	144,402
Discovery Communications, Inc., Class A (a)	998	33,722
Discovery Communications, Inc., Class C (a)	865	25,440
Interpublic Group of Cos., Inc. (a)	2,138	17,788
Liberty Global, Inc., Series A, Class A (a)	1,054	30,735
Madison Square Garden, Inc., Class A (a)	305	6,628
McGraw-Hill Companies, Inc.	1,627	58,003
Omnicom Group, Inc.	1,634	63,415
Viacom, Inc., Class B (a)	1,013	34,827
		453,343
METALS & MINING—0.9%
Newmont Mining Corp.	2,120	107,972
United States Steel Corp.	885	56,215
Walter Energy, Inc.	359	33,125
		197,312
MULTILINE RETAIL—1.6%
Dollar Tree, Inc. (a)	487	28,840
Family Dollar Stores, Inc.	952	34,853
Kohl's Corp. (a)	1,513	82,882
Nordstrom, Inc.	964	39,379
Target Corp.	3,431	180,471
		366,425
OIL, GAS & CONSUMABLE FUELS—3.4%
Alpha Natural Resources, Inc. (a)	756	37,717
Anadarko Petroleum Corp.	2,432	177,123
Consol Energy, Inc.	1,034	44,110
Denbury Resources, Inc. (a)	1,618	27,296
EOG Resources, Inc.	1,233	114,595
Hess Corp.	988	61,799
Murphy Oil Corp.	695	39,052
Noble Energy, Inc.	834	60,882
Petrohawk Energy Corp. (a)	1,464	29,690

See accompanying notes to portfolio of investments.

MMA Praxis Growth Index Fund
Schedule of portfolio investments
March 31, 2010 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—97.9%
OIL, GAS & CONSUMABLE FUELS—3.4%
Range Resources Corp.	907	$42,511
Southwestern Energy Co. (a)	1,613	65,681
Ultra Petroleum Corp. (a)	741	34,553
XTO Energy, Inc.	964	45,482
		780,491
PAPER & FOREST PRODUCTS—0.4%
International Paper Co.	1,248	30,713
Weyerhaeuser Co.	1,142	51,699
		82,412
PERSONAL PRODUCTS—0.5%
Avon Products, Inc.	2,251	76,241
Estee Lauder Cos., Inc., Class A	650	42,166
		118,407
PHARMACEUTICALS—4.1%
Abbott Laboratories	7,209	379,770
Allergan, Inc./United States	1,505	98,307
Johnson & Johnson	6,239	406,783
Mylan, Inc./PA (a)	1,971	44,761
Perrigo Co.	523	30,710
		960,331
PROFESSIONAL SERVICES—0.3%
Dun & Bradstreet Corp.	117	8,707
FTI Consulting, Inc. (a)	471	18,520
IHS, Inc., Class A (a)	328	17,538
Robert Half International, Inc.	879	26,748
		71,513
REAL ESTATE INVESTMENT TRUSTS (REITS)—0.6%
Host Hotels & Resorts, Inc. REIT	3,752	54,967
Public Storage REIT	371	34,128
Simon Property Group, Inc. REIT	559	46,900
		135,995
ROAD & RAIL—0.1%
J.B. Hunt Transport Services, Inc.	501	17,976

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—3.4%
Altera Corp.	1,794	43,612
Applied Materials, Inc.	6,542	88,186
Broadcom Corp., Class A	2,456	81,490
Intel Corp.	9,410	209,466
KLA-Tencor Corp.	1,041	32,188
Lam Research Corp. (a)	921	34,372
Marvell Technology Group Ltd. (a)	2,894	58,980
MEMC Electronic Materials, Inc. (a)	1,802	27,625

See accompanying notes to portfolio of investments.

MMA Praxis Growth Index Fund
Schedule of portfolio investments
March 31, 2010 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—97.9%
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—3.4%
Micron Technology, Inc. (a)	3,366	$34,973
National Semiconductor Corp.	1,720	24,854
NVIDIA Corp. (a)	3,427	59,561
Texas Instruments, Inc.	4,007	98,051
		793,358
SOFTWARE—9.3%
Activision Blizzard, Inc.	3,596	43,368
Adobe Systems, Inc. (a)	2,601	91,997
Autodesk, Inc. (a)	1,234	36,304
BMC Software, Inc. (a)	962	36,556
CA, Inc.	2,071	48,606
Citrix Systems, Inc. (a)	751	35,650
Electronic Arts, Inc. (a)	2,092	39,037
Intuit, Inc. (a)	1,617	55,528
McAfee, Inc. (a)	846	33,950
Microsoft Corp.	37,013	1,083,370
Nuance Communications, Inc. (a)	1,773	29,503
Oracle Corp.	18,824	483,589
Red Hat, Inc. (a)	1,160	33,953
Salesforce.com, Inc. (a)	664	49,435
Symantec Corp. (a)	3,953	66,885
		2,167,731
SPECIALTY RETAIL—2.8%
AutoZone, Inc. (a)	89	15,405
Bed Bath & Beyond, Inc. (a)	1,359	59,470
Best Buy Co., Inc.	1,781	75,764
CarMax, Inc. (a)	1,462	36,725
GameStop Corp., Class A (a)	1,014	22,217
Lowe's Cos., Inc.	7,014	170,019
O'Reilly Automotive, Inc. (a)	724	30,198
PetSmart, Inc.	1,009	32,248
Ross Stores, Inc.	752	40,209
Staples, Inc.	3,692	86,356
TJX Cos., Inc.	2,035	86,528
		655,139
TEXTILES, APPAREL & LUXURY GOODS—1.0%
Coach, Inc.	1,604	63,390
NIKE, Inc., Class B	1,710	125,685
Polo Ralph Lauren Corp.	368	31,295
		220,370
TRADING COMPANIES & DISTRIBUTORS—0.3%
Fastenal Co.	853	40,935
W.W. Grainger, Inc.	322	34,815
		75,750

See accompanying notes to portfolio of investments.

MMA Praxis Growth Index Fund
Schedule of portfolio investments
March 31, 2010 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—97.9%
WIRELESS TELECOMMUNICATION SERVICES—0.9%
American Tower Corp., Class A (a)	2,093	$89,183
Crown Castle International Corp. (a)	1,644	62,850
MetroPCS Communications, Inc. (a)	2,514	17,799
NII Holdings, Inc. (a)	998	41,577
		211,409

TOTAL COMMON STOCKS		22,718,105
CORPORATE NOTES—0.8%
COMMUNITY DEVELOPMENT—0.8%
MMA Community Development Investment, Inc., 0.88%, 12/31/10+(b)(c)	35,000	35,000
MMA Community Development Investment, Inc., 1.32%, 12/31/10+(b)(c)	155,000	155,000
TOTAL CORPORATE NOTES		190,000

	PRINCIPAL
	AMOUNT/
	SHARES	VALUE
SHORT TERM INVESTMENT—0.6%
JPMorgan U.S. Government Money Market Fund-Agency Shares	150,439	150,439

TOTAL INVESTMENTS (Cost* $22,059,545)—99.3%		$23,058,544
Other assets in excess of liabilities — 0.7%		171,128
NET ASSETS—100%		$23,229,672
__________

(a)	Non-income producing securities.

(b)
Represents affiliated restricted security as to resale to shareholders and is not registered under the Securities Act of 1933. These securities have been deemed illiquid under guidelines established by the Board of Trustees:

			Acquisition
Security	Yield	Shares	Date
MMA Community Development Investment, Inc.	0.88%	35,000	12/2009
MMA Community Development Investment, Inc.	1.32%	155,000	12/2009

At March 31, 2010, these securities had an aggregate market value of 190,000, representing 0.82% of net assets.

(c)	Fair valued security.

+	Variable rate security. Rates presented are the rates in effect at March 31, 2010.

*	Represents cost for financial reporting purposes.

ADR — American Depositary Receipt.
plc — Public Liability Company.
REIT — Real Estate Investment Trust.

See accompanying notes to portfolio of investments.

MMA Praxis International Fund
Schedule of portfolio investments
March 31, 2010 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—97.5%
ARGENTINA—0.7%
REAL ESTATE MANAGEMENT & DEVELOPMENT—0.7%
IRSA Inversiones y Representaciones SA- GDR	61,060	$659,448

AUSTRALIA—4.3%
CAPITAL MARKETS—0.0%
Macquarie Group Ltd.	1,050	45,527

COMMERCIAL BANKS—1.8%
Commonwealth Bank of Australia	17,555	906,795
Westpac Banking Corp.	28,816	736,173
		1,642,968
DIVERSIFIED FINANCIAL SERVICES—0.6%
ASX Ltd.	17,244	537,065

INSURANCE—1.2%
AMP Ltd.	114,894	660,007
Suncorp-Metway Ltd.	52,193	409,023
		1,069,030
METALS & MINING—0.7%
Newcrest Mining Ltd.	22,622	681,313
		3,975,903
AUSTRIA—0.4%
CONSTRUCTION MATERIALS—0.4%
RHI AG (a)	10,790	371,187

BELGIUM—0.7%
HEALTH CARE TECHNOLOGY—0.7%
AGFA-Gevaert NV (a)	76,350	590,890

BRAZIL—0.5%
COMMERCIAL BANKS—0.5%
Banco Bradesco SA- ADR	25,324	466,721

CANADA—7.4%
CHEMICALS—1.4%
Potash Corp of Saskatchewan, Inc.	10,612	1,266,542

COMMUNICATIONS EQUIPMENT—0.7%
Research In Motion Ltd. (a)	8,836	653,422

METALS & MINING—0.7%
Agnico-Eagle Mines Ltd.	12,655	704,504

OIL, GAS & CONSUMABLE FUELS—3.4%
Canadian Natural Resources Ltd.	24,734	1,830,606
EnCana Corp.	23,608	734,518

See accompanying notes to portfolio of investments.

MMA Praxis International Fund
Schedule of portfolio investments
March 31, 2010 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—97.5%
CANADA—7.4%
OIL, GAS & CONSUMABLE FUELS—3.4%
Pacific Rubiales Energy Corp. (a)	27,368	$531,650
		3,096,774
REAL ESTATE MANAGEMENT & DEVELOPMENT—1.2%
Brookfield Asset Management, Inc., Class A	42,966	1,092,196
		6,813,438
CAYMAN ISLANDS—3.6%
INTERNET SOFTWARE & SERVICES—2.5%
Netease.com- ADR (a)	14,378	509,988
Sina Corp. (a)	47,324	1,783,641
		2,293,629
SOFTWARE—1.1%
VanceInfo Technologies, Inc.- ADR (a)	45,001	1,003,073
		3,296,702
CHINA—0.3%
INTERNET SOFTWARE & SERVICES—0.3%
Tencent Holdings Ltd.	13,900	278,922

FINLAND—0.5%
COMMUNICATIONS EQUIPMENT—0.5%
Nokia OYJ	31,701	493,679

FRANCE—5.4%
BUILDING PRODUCTS—0.7%
Cie de Saint-Gobain	13,361	642,439

COMMERCIAL BANKS—0.9%
BNP Paribas	10,402	798,853

DIVERSIFIED TELECOMMUNICATION SERVICES—0.4%
France Telecom SA	15,278	365,553

ENERGY EQUIPMENT & SERVICES—1.0%
Technip SA	11,937	970,587

INSURANCE—0.8%
AXA SA	32,366	719,988

MEDIA—0.5%
Publicis Groupe SA	11,550	494,208

MULTILINE RETAIL—1.1%
PPR	7,585	1,009,818
		5,001,446

See accompanying notes to portfolio of investments.

MMA Praxis International Fund
Schedule of portfolio investments
March 31, 2010 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—97.5%
GERMANY—8.1%
CAPITAL MARKETS—0.3%
Deutsche Bank AG	3,959	$304,952

CHEMICALS—1.0%
BASF SE	7,792	483,274
Lanxess AG	9,711	447,458
		930,732
CONSTRUCTION & ENGINEERING—0.4%
Hochtief AG	4,160	349,596

DIVERSIFIED FINANCIAL SERVICES—0.7%
Deutsche Boerse AG	8,555	634,128

FOOD & STAPLES RETAILING—0.3%
Metro AG	4,717	279,815

INSURANCE—1.6%
Allianz SE	5,433	681,194
Muenchener Rueckversicherungs Gesellschaft AG	4,838	785,114
		1,466,308
METALS & MINING—0.5%
Salzgitter AG	4,591	426,183

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—0.9%
Aixtron AG	9,013	324,117
Infineon Technologies AG (a)	79,069	548,817
		872,934
SOFTWARE—0.3%
SAP AG	5,712	276,657

TEXTILES, APPAREL & LUXURY GOODS—1.5%
Adidas AG	25,840	1,382,071

TRADING COMPANIES & DISTRIBUTORS—0.6%
Kloeckner & Co. SE (a)	18,716	553,226
		7,476,602
GREECE—0.9%
COMMERCIAL BANKS—0.2%
National Bank of Greece SA (a)	10,555	212,416

DIVERSIFIED FINANCIAL SERVICES—0.7%
Hellenic Exchanges SA Holding Clearing Settlement and Registry	71,754	629,945
		842,361
HONG KONG—1.5%
DIVERSIFIED FINANCIAL SERVICES—0.4%
Hong Kong Exchanges and Clearing Ltd.	19,000	317,146

See accompanying notes to portfolio of investments.

MMA Praxis International Fund
Schedule of portfolio investments
March 31, 2010 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—97.5%
HONG KONG—1.5%
WIRELESS TELECOMMUNICATION SERVICES—1.1%
China Mobile Ltd.- ADR	21,330	$1,026,399
		1,343,545
ISRAEL—0.4%
PHARMACEUTICALS—0.4%
Teva Pharmaceutical Industries Ltd.- ADR	5,405	340,947

JAPAN—14.4%
AUTOMOBILES—3.0%
Isuzu Motors Ltd.	899,000	2,432,848
Toyota Motor Corp.	7,700	308,445
		2,741,293
BUILDING PRODUCTS—0.5%
Asahi Glass Co. Ltd.	40,000	450,530

CAPITAL MARKETS—0.9%
Nomura Holdings, Inc.	117,400	865,211

CONSUMER FINANCE—0.4%
ORIX Corp.	4,210	373,312

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—1.4%
Nippon Electric Glass Co. Ltd.	46,000	648,005
TDK Corp.	9,800	652,006
		1,300,011
HOUSEHOLD DURABLES—1.4%
Makita Corp.	38,100	1,255,193

HOUSEHOLD PRODUCTS—0.9%
Unicharm Corp.	8,400	811,338

INSURANCE—0.4%
Sompo Japan Insurance, Inc. (b)	55,600	390,134

INTERNET SOFTWARE & SERVICES—0.9%
Yahoo! Japan Corp.	2,234	813,645

MACHINERY—0.6%
Toshiba Machine Co. Ltd.	139,000	591,742

MARINE—0.6%
Nippon Yusen KK	143,000	564,413

OFFICE ELECTRONICS—0.8%
Canon, Inc.	15,400	713,253

See accompanying notes to portfolio of investments.

MMA Praxis International Fund
Schedule of portfolio investments
March 31, 2010 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—97.5%
JAPAN—14.4%
ROAD & RAIL—0.2%
East Japan Railway Co.	3,400	$236,389

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—2.0%
Elpida Memory, Inc. (a)	60,400	1,189,394
Tokyo Electron Ltd.	9,800	649,909
		1,839,303
SOFTWARE—0.4%
Nintendo Co. Ltd.	1,000	334,795
		13,280,562
JERSEY—0.5%
PROFESSIONAL SERVICES—0.5%
Experian plc	44,546	438,377

NETHERLANDS—7.9%
DIVERSIFIED FINANCIAL SERVICES—0.2%
ING Groep NV, CVA (a)	23,429	233,915

FOOD PRODUCTS—1.3%
Unilever NV, CVA	39,796	1,203,742

METALS & MINING—0.6%
New World Resources NV, Class A	44,456	523,168

PROFESSIONAL SERVICES—4.4%
Brunel International NV	11,869	416,402
Randstad Holding NV (a)	44,867	2,132,197
USG People NV (a)	81,353	1,536,115
		4,084,714
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—1.4%
ASML Holding NV	34,880	1,246,548
		7,292,087
NORWAY—0.5%
DIVERSIFIED TELECOMMUNICATION SERVICES—0.5%
Telenor ASA (a)	30,683	416,114

SINGAPORE—0.4%
COMMERCIAL BANKS—0.4%
DBS Group Holdings Ltd.	36,000	367,990

SOUTH KOREA—0.4%
FOOD PRODUCTS—0.4%
Lotte Confectionery Co. Ltd.	326	380,038

See accompanying notes to portfolio of investments.

MMA Praxis International Fund
Schedule of portfolio investments
March 31, 2010 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—97.5%
SPAIN—2.2%
COMMERCIAL BANKS—0.6%
Banco Santander SA	38,207	$507,786

DIVERSIFIED FINANCIAL SERVICES—0.5%
Criteria Caixacorp SA	102,084	505,881

DIVERSIFIED TELECOMMUNICATION SERVICES—0.4%
Telefonica SA	16,024	379,615

SPECIALTY RETAIL—0.7%
Inditex SA	9,753	642,903
		2,036,185
SWEDEN—1.5%
COMMERCIAL BANKS—0.5%
Nordea Bank AB	46,920	462,988

CONSTRUCTION & ENGINEERING—0.4%
Skanska AB, Class B	20,894	379,649

SPECIALTY RETAIL—0.6%
Hennes & Mauritz AB (H&M), Class B	7,833	508,885
		1,351,522
SWITZERLAND—13.5%
CAPITAL MARKETS—1.5%
Credit Suisse Group AG	26,834	1,383,183

ELECTRICAL EQUIPMENT—1.2%
ABB Ltd. (a)	51,953	1,134,747

ENERGY EQUIPMENT & SERVICES—1.1%
Transocean Ltd. (a)	12,147	1,049,258

FOOD PRODUCTS—2.2%
Nestle SA	39,200	2,007,587

INSURANCE—1.2%
Zurich Financial Services AG	4,226	1,083,353

PHARMACEUTICALS—2.8%
Novartis AG	21,622	1,167,842
Roche Holding AG	8,756	1,420,027
		2,587,869
PROFESSIONAL SERVICES—1.0%
Adecco SA	15,329	870,107
See accompanying notes to portfolio of investments.

MMA Praxis International Fund
Schedule of portfolio investments
March 31, 2010 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—97.5%
SWITZERLAND—13.5%
TEXTILES, APPAREL & LUXURY GOODS—2.5%
Swatch Group AG	7,060	$2,251,112
		12,367,216
UNITED KINGDOM—21.5%
AIRLINES—0.4%
British Airways plc (a)	106,508	392,751

COMMERCIAL BANKS—4.1%
Barclays plc	209,168	1,143,637
HSBC Holdings plc	181,553	1,840,385
Lloyds Banking Group plc (a)	477,866	455,184
Standard Chartered plc	13,594	370,804
		3,810,010
HOUSEHOLD PRODUCTS—0.5%
Reckitt Benckiser Group plc	8,160	447,886

INDUSTRIAL CONGLOMERATES—0.7%
Cookson Group plc (a)	73,530	609,794

MACHINERY—0.5%
Invensys plc	86,701	448,255

MEDIA—0.7%
WPP plc	58,193	603,143

METALS & MINING—6.4%
Antofagasta plc	79,387	1,252,886
BHP Billiton plc	54,860	1,881,451
Rio Tinto plc	29,562	1,751,796
Xstrata plc (a)	52,922	1,002,660
		5,888,793
MULTILINE RETAIL—0.3%
Next plc	8,290	272,233

OIL, GAS & CONSUMABLE FUELS—3.8%
BG Group plc	31,437	544,083
BP plc	186,619	1,765,434
Royal Dutch Shell plc, Class A	40,565	1,175,746
		3,485,263
PHARMACEUTICALS—0.3%
GlaxoSmithKline plc	13,395	257,237

PROFESSIONAL SERVICES—1.3%
Hays plc	565,033	930,320

See accompanying notes to portfolio of investments.

MMA Praxis International Fund
Schedule of portfolio investments
March 31, 2010 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—97.5%
UNITED KINGDOM—21.5%
PROFESSIONAL SERVICES—1.3%
Intertek Group plc	13,540	$299,574
		1,229,894
REAL ESTATE DEVELOPMENT & MANAGEMENT—0.4%
Savills plc	63,671	336,240

SPECIALTY RETAIL—0.3%
Kingfisher plc	81,714	265,858

TEXTILES, APPAREL & LUXURY GOODS—0.6%
Burberry Group plc	53,814	583,480

TRADING COMPANIES & DISTRIBUTORS—0.8%
Ashtead Group plc	275,600	399,194
Travis Perkins plc (a)	24,712	306,941
		706,135
WIRELESS TELECOMMUNICATION SERVICES—0.4%
Vodafone Group plc	177,818	410,155
		19,747,127
TOTAL COMMON STOCKS		89,629,009

	SHARES	VALUE
PREFERRED STOCK—2.0%
GERMANY—2.0%
HEALTH CARE EQUIPMENT & SUPPLIES—2.0%
Fresenius SE (Preference)	24,911	1,880,814

CORPORATE NOTES—1.4%
DEVELOPMENT AUTHORITIES—1.4%
MMA Community Development Investment, Inc., 1.10%, 12/15/11+(b)(c)	381,000	381,000
MMA Community Development Investment, Inc., 0.73%, 12/15/12+(b)(c)	543,000	543,000
MMA Community Development Investment, Inc., 1.10%, 12/15/13+(b)(c)	381,000	343,281
TOTAL CORPORATE NOTES		1,267,281

	SHARES	VALUE
SHORT TERM INVESTMENT—0.0%
JPMorgan U.S. Government Money Market Fund-Agency Shares	232	232

TOTAL INVESTMENTS (Cost* $74,314,429)—100.9%		$92,777,336
Liabilities in excess of other assets — (0.9)%		(801,108)
NET ASSETS—100%		$91,976,228

_______________

(a)	Non-income producing securities.

(b)	Fair valued security.

See accompanying notes to portfolio of investments.

MMA Praxis International Fund
Schedule of portfolio investments
March 31, 2010 (Unaudited)

(c)
Represents affiliated restricted security as to resale to shareholders and is not registered under the Securities Act of 1933. These securities have been deemed illiquid under guidelines established by the Board of Trustees:

			Acquisition
Security	Yield	Shares	Date
MMA Community Development Investment, Inc.	0.73%	543,000	12/2009
MMA Community Development Investment, Inc.	1.10%	381,000	12/2009
MMA Community Development Investment, Inc.	1.10%	381,000	12/2009

At March 31, 2010, these securities had an aggregate market value of 1,267,281, representing 1.38% of net assets.

+	Variable rate security. Rates presented are the rates in effect at March 31, 2010.

*	Represents cost for financial reporting purposes.

ADR — American Depositary Receipt.
CVA — Dutch Certificate.
GDR — Global Depositary Receipt.
plc — Public Liability Company.

As of March 31, 2010, the MMA Praxis International Fund had the following forward foreign currency exchange contracts outstanding as follows:

Settlement	To Receive/		Initial	Market	Net Unrealized	Net Unrealized
Date	To Deliver		Value	Value	Appreciation	Depreciation
Contracts to Buy
4/15/10	864,000	EUR	1,177,053	1,166,961	—	10,092
4/5/10	10,100,013	JPY	108,850	108,033	—	817
Contracts to Sell
4/15/10	411,000	EUR	553,942	555,117	—	1,175
4/15/10	453,000	EUR	612,395	611,845	550	—
4/30/10	23,079,000	JPY	253,029	246,895	6,134	—
4/30/10	180,973,000	JPY	2,025,042	1,936,014	89,028	—
					$95,712	$12,084

EUR — Euro
JPY — Japanese Yen

See accompanying notes to portfolio of investments.

MMA Praxis Small Cap Fund
Schedule of portfolio investments
March 31, 2010 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—97.3%
AIR FREIGHT & LOGISTICS—2.2%
Forward Air Corp.	10,850	$285,355
UTi Worldwide, Inc.	15,650	239,758
		525,113
CAPITAL MARKETS—3.1%
Broadpoint Gleacher Securities, Inc. (a)	47,800	191,200
Evercore Partners, Inc., Class A	7,050	211,500
Raymond James Financial, Inc.	12,600	336,924
		739,624
CHEMICALS—2.8%
Calgon Carbon Corp. (a)	17,550	300,456
Schulman (A.), Inc.	14,200	347,474
		647,930
COMMERCIAL BANKS—6.0%
First Horizon National Corp. (a)	19,854	278,947
Glacier Bancorp, Inc.	14,550	221,596
Pinnacle Financial Partners, Inc. (a)	8,300	125,413
Prosperity Bancshares, Inc.	6,250	256,250
Synovus Financial Corp.	86,700	285,243
Texas Capital Bancshares, Inc. (a)	13,000	246,870
		1,414,319
COMMERCIAL SERVICES & SUPPLIES—0.8%
Copart, Inc. (a)	5,550	197,580

COMMUNICATIONS EQUIPMENT—0.6%
Arris Group, Inc. (a)	11,900	142,919

COMPUTERS & PERIPHERALS—3.8%
3PAR, Inc. (a)	24,800	248,000
Compellent Technologies, Inc. (a)	9,600	168,480
Electronics for Imaging, Inc. (a)	14,200	165,146
Netezza Corp. (a)	23,450	299,925
		881,551
CONSUMER FINANCE—2.6%
Cash America International, Inc.	8,850	349,398
First Cash Financial Services, Inc. (a)	12,200	263,154
		612,552
CONTAINERS & PACKAGING—2.3%
Packaging Corp of America	12,400	305,164
Silgan Holdings, Inc.	3,900	234,897
		540,061

See accompanying notes to portfolio of investments.

MMA Praxis Small Cap Fund
Schedule of portfolio investments
March 31, 2010 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—97.3%
DISTRIBUTORS—1.1%
LKQ Corp. (a)	12,550	$254,765

DIVERSIFIED CONSUMER SERVICES—0.8%
K12, Inc. (a)	8,600	191,006

ELECTRICAL EQUIPMENT—1.5%
Baldor Electric Co.	9,450	353,430

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—4.7%
Itron, Inc. (a)	4,150	301,166
National Instruments Corp.	11,050	368,517
Rofin-Sinar Technologies, Inc. (a)	8,900	201,318
Trimble Navigation Ltd. (a)	7,850	225,452
		1,096,453
ENERGY EQUIPMENT & SERVICES—3.6%
Atwood Oceanics, Inc. (a)	5,650	195,659
Core Laboratories NV	2,400	313,920
Dril-Quip, Inc. (a)	5,350	325,494
		835,073
FOOD & STAPLES RETAILING—0.5%
Ruddick Corp.	4,100	129,724

HEALTH CARE EQUIPMENT & SUPPLIES—5.0%
American Medical Systems Holdings, Inc. (a)	12,800	237,824
Conceptus, Inc. (a)	17,400	347,304
Meridian Bioscience, Inc.	7,700	156,849
Merit Medical Systems, Inc. (a)	13,850	211,213
NuVasive, Inc. (a)	4,750	214,700
		1,167,890
HEALTH CARE PROVIDERS & SERVICES—3.0%
MWI Veterinary Supply, Inc. (a)	8,950	361,580
PSS World Medical, Inc. (a)	14,800	347,948
		709,528
HEALTH CARE TECHNOLOGY—1.1%
MedAssets, Inc. (a)	12,450	261,450

HOTELS, RESTAURANTS & LEISURE—0.4%
Life Time Fitness, Inc. (a)	3,550	99,755

HOUSEHOLD DURABLES—1.8%
Tempur-Pedic International, Inc. (a)	13,700	413,192

See accompanying notes to portfolio of investments.

MMA Praxis Small Cap Fund
Schedule of portfolio investments
March 31, 2010 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—97.3%
INDUSTRIAL CONGLOMERATES—0.7%
Raven Industries, Inc.	5,850	$172,517

INTERNET & CATALOG RETAIL—1.6%
PetMed Express, Inc.	16,800	372,456

INTERNET SOFTWARE & SERVICES—3.7%
Art Technology Group, Inc. (a)	58,482	257,906
LogMeIn, Inc. (a)	11,550	238,970
MercadoLibre, Inc. (a)	7,750	373,627
		870,503
LIFE SCIENCES TOOLS & SERVICES—2.7%
Parexel International Corp. (a)	17,850	416,084
Techne Corp.	3,350	213,361
		629,445
MACHINERY—7.3%
Actuant Corp., Class A	10,800	211,140
CIRCOR International, Inc.	8,200	272,322
CLARCOR, Inc.	9,100	313,859
Kaydon Corp.	8,450	317,720
Middleby Corp. (a)	5,500	316,745
Mueller Water Products, Inc., Class A	55,950	267,441
		1,699,227
MARINE—1.3%
Kirby Corp. (a)	7,900	301,385

MEDIA—1.7%
Live Nation Entertainment, Inc. (a)	26,950	390,775

METALS & MINING—1.8%
Carpenter Technology Corp.	11,300	413,580

OIL, GAS & CONSUMABLE FUELS—4.4%
Brigham Exploration Co. (a)	19,350	308,632
Carrizo Oil & Gas, Inc. (a)	10,800	247,860
Concho Resources, Inc./Midland TX (a)	4,150	208,994
EXCO Resources, Inc.	7,900	145,202
Rosetta Resources, Inc. (a)	5,000	117,750
		1,028,438
PHARMACEUTICALS—1.0%
Endo Pharmaceuticals Holdings, Inc. (a)	9,550	226,239

PROFESSIONAL SERVICES—3.3%
Administaff, Inc.	22,150	472,681

See accompanying notes to portfolio of investments.

MMA Praxis Small Cap Fund
Schedule of portfolio investments
March 31, 2010 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—97.3%
PROFESSIONAL SERVICES—3.3%
Resources Connection, Inc. (a)	15,675	$300,490
		773,171
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—2.1%
Formfactor, Inc. (a)	15,600	277,056
Intersil Corp., Class A	15,050	222,138
		499,194
SOFTWARE—6.8%
ANSYS, Inc. (a)	5,450	235,113
MicroStrategy, Inc., Class A (a)	2,750	233,942
Nuance Communications, Inc. (a)	16,950	282,048
SolarWinds, Inc. (a)	13,250	286,995
Sybase, Inc. (a)	4,800	223,776
TIBCO Software, Inc. (a)	30,150	325,319
		1,587,193
SPECIALTY RETAIL—8.3%
DSW, Inc., Class A (a)	9,650	246,365
Hibbett Sports, Inc. (a)	13,050	333,819
Lumber Liquidators Holdings, Inc. (a)	8,650	230,695
Monro Muffler Brake, Inc.	7,250	259,260
Signet Jewelers Ltd. (a)	7,200	232,848
Tractor Supply Co.	5,350	310,567
Ulta Salon Cosmetics & Fragrance, Inc. (a)	14,550	329,121
		1,942,675
TEXTILES, APPAREL & LUXURY GOODS—1.4%
Warnaco Group, Inc./The (a)	6,950	331,585

TRADING COMPANIES & DISTRIBUTORS—1.5%
WESCO International, Inc. (a)	9,950	345,365

TOTAL COMMON STOCKS		22,797,663

CORPORATE NOTES—0.9%
COMMUNITY DEVELOPMENT—0.9%
MMA Community Development Investment, Inc., 0.88%, 12/31/10+(b)(c)	80,000	80,000
MMA Community Development Investment, Inc., 1.32%, 12/31/10+(b)(c)	120,000	120,000
TOTAL CORPORATE NOTES		200,000

	PRINCIPAL
	AMOUNT/
	SHARES	VALUE
SHORT TERM INVESTMENT—4.7%
JPMorgan U.S. Government Money Market Fund-Agency Shares	1,092,897	1,092,897

See accompanying notes to portfolio of investments.

MMA Praxis Small Cap Fund
Schedule of portfolio investments
March 31, 2010 (Unaudited)

SHORT TERM INVESTMENT—4.7%
TOTAL INVESTMENTS (Cost* $19,723,354)—102.9%	$24,090,560
Liabilities in excess of other assets — (2.9)%	(686,087)
NET ASSETS—100%	$23,404,473
________________

(a)	Non-income producing securities.

(b)
Represents affiliated restricted security as to resale to shareholders and is not registered under the Securities Act of 1933. These securities have been deemed illiquid under guidelines established by the Board of Trustees:

			Acquisition
Security	Yield	Shares	Date
MMA Community Development Investment, Inc.	0.88%	80,000	12/2009
MMA Community Development Investment, Inc.	1.32%	120,000	12/2009

At March 31, 2010, these securities had an aggregate market value of 200,000, representing 0.85% of net assets.

(c)	Fair valued security.

+	Variable rate security. Rates presented are the rates in effect at March 31, 2010.

*	Represents cost for financial reporting purposes.

See accompanying notes to portfolio of investments.

MMA Praxis Balanced Allocation Portfolio
Schedule of portfolio investments
March 31, 2010 (Unaudited)

	Shares	Value
Mutual Funds — 97.9%
MMA Praxis Core Stock Fund, Class I (a)	246,528	$2,923,818
MMA Praxis Growth Index Fund, Class I (a)	121,008	1,099,966
MMA Praxis Intermediate Income Fund, Class I (a)	551,912	5,673,659
MMA Praxis International Fund, Class I (a)(b)	212,950	2,189,123
MMA Praxis Small Cap Fund, Class I (a)(b)	181,581	1,488,965
MMA Praxis Value Index Fund, Class I (a)	147,521	1,115,258
Total Mutual Funds		14,490,789

TOTAL INVESTMENTS (Cost* $14,156,010)—97.9%		$14,490,789
Other assets in excess of liabilities — 2.1%		305,626
NET ASSETS—100%		$14,796,415

(a)	Affiliated fund.

(b)	Non-income producing securities.

*	Represents cost for financial reporting purposes.

See accompanying notes to portfolio of investments.

MMA Praxis Conservative Allocation Portfolio
Schedule of portfolio investments
March 31, 2010 (Unaudited)

	Shares	Value
Mutual Funds — 99.1%
MMA Praxis Core Stock Fund, Class I (a)	55,378	$656,788
MMA Praxis Growth Index Fund, Class I (a)	36,240	329,419
MMA Praxis Intermediate Income Fund, Class I (a)	434,206	4,463,636
MMA Praxis International Fund, Class I (a)(b)	47,810	491,485
MMA Praxis Small Cap Fund, Class I (a)(b)	20,387	167,175
MMA Praxis Value Index Fund, Class I (a)	44,195	334,115
Total Mutual Funds		6,442,618

TOTAL INVESTMENTS (Cost* $6,369,726)—99.1%		$6,442,618
Other assets in excess of liabilities — 0.9%		58,945
NET ASSETS—100%		$6,501,563

(a)	Affiliated fund.

(b)	Non-income producing securities.

*	Represents cost for financial reporting purposes.

See accompanying notes to portfolio of investments.

MMA Praxis Growth Allocation Portfolio
Schedule of portfolio investments
March 31, 2010 (Unaudited)

	Shares	Value
Mutual Funds — 99.3%
MMA Praxis Core Stock Fund, Class I (a)	203,951	$2,418,861
MMA Praxis Growth Index Fund, Class I (a)	106,854	971,307
MMA Praxis Intermediate Income Fund, Class I (a)	182,239	1,873,418
MMA Praxis International Fund, Class I (a)(b)	188,269	1,935,410
MMA Praxis Small Cap Fund, Class I (a)(b)	180,111	1,476,910
MMA Praxis Value Index Fund, Class I (a)	130,060	983,256
Total Mutual Funds		9,659,162

TOTAL INVESTMENTS (Cost* $9,351,353)—99.3%		$9,659,162
Other assets in excess of liabilities — 0.7%		66,157
NET ASSETS—100%		$9,725,319

(a)	Affiliated fund.

(b)	Non-income producing securities.

*	Represents cost for financial reporting purposes.

See accompanying notes to portfolio of investments.

MMA Praxis Mutual Funds
Item 2 – Notes to schedule of portfolio investments
March 31, 2010 (Unaudited)

ORGANIZATION:

The MMA Praxis Mutual Funds (the “Trust”) is an open-end management investment company established as a Delaware business trust under a Declaration of Trust dated September 27, 1993, as amended and restated December 1, 1993, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently consists of the MMA Praxis Intermediate Income Fund, the MMA Praxis Core Stock Fund, the MMA Praxis Value Index Fund, the MMA Praxis Growth Index Fund, the MMA Praxis International Fund, and the MMA Praxis Small Cap Fund, (individually a “Fund”, collectively “the Funds”). These are also known as the Intermediate Income Fund, Core Stock Fund, Value Index Fund, Growth Index Fund, International Fund, and Small Cap Fund.

As of March 31, 2010, the Funds offer two classes of shares; Class A and Class I. Each class of shares in a Fund has identical rights and privileges except with respect to fees paid under the distribution and shareholder servicing agreements, voting rights on matters affecting a single class of shares and the exchange privileges of each class of shares. Class A has a maximum sales charge on purchases of 5.25% as a percentage of the original purchase price except for the Intermediate Income Fund which is 3.75%. Effective August 17, 2009, outstanding Class B shares were converted to Class A Shares, and Class B Shares are longer offered.

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide general indemnification. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against a Fund. However, based on experience, the Trust expects the risk of loss to be remote.

Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the reporting period. Actual results could differ from those estimates.

SECURITIES VALUATION:

The Funds record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

Securities generally are valued at market values determined on the basis of the latest available bid prices in the principal market (closing sales prices if the principal market is an exchange) in which such securities are normally traded. Investments in investment companies are valued at their respective net asset values as reported by such companies. The differences between the cost and market values of investments are reflected as either unrealized appreciation or depreciation.

The Funds use various independent pricing services to value most of their investments. A pricing service would normally consider such factors as yield, risk, quality, maturity, type of issue, trading characteristics, special circumstances and other factors it deems relevant in determining valuations of normal institutional trading units of debt securities and would not rely exclusively on quoted prices. When fair valuing foreign securities held by the International Fund, certain pricing services might use computerized pricing models to systematically calculate adjustments to foreign security closing prices based on the latest market movements. Such pricing models utilize market data that has been obtained between the local market close and the NYSE close to compute adjustments to foreign security close prices. The methods used by the pricing service and the valuations so established will be reviewed by the Adviser under general supervision of the Funds’ Board of Trustees. Securities for which market quotations are not readily available (e.g. an approved pricing service does not provide a price, certain stale prices or an event occurs that materiality affects the furnished price) are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees. Money market instruments and other short-term debt securities of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates market value.

MMA Praxis Mutual Funds
Item 2 – Notes to schedule of portfolio investments
March 31, 2010 (Unaudited)

Investments in restricted securities are valued by the Board of Trustees or valued pursuant to valuation procedures approved by the Board of Trustees (the “Valuation Procedures”). The Valuation Procedures contemplate the Board’s delegation of the implementation of the Valuation Procedures to the Adviser. In valuing restricted securities under the Valuation Procedures, the Adviser will consider (but is not limited to) certain specific and general factors enumerated in the Valuation Procedures. The Valuation Procedures require that the Adviser report to the Board at each of its regular quarterly meetings regarding valuation of restricted securities and actions taken in connection with the Valuation Procedures.

The valuation techniques described maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical securities.

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.

●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt securities of sufficient credit quality maturing in less than 61 days of the filing are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The aggregate value by input level, as of March 31, 2010, for each Fund’s investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, is included in each Fund’s Schedule of Portfolio Investments, which also includes a breakdown of the Fund’s investments by geographic/industry concentration.

The following is a summary of the inputs used to value the Portfolios net assets as of March 31, 2010:

MMA Praxis Intermediate Income Fund
Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Investments at Value
Corporate Bonds	$–	$116,787,166	$–	$116,787,166
U.S. Government
Agencies	–	103,284,412	–	103,284,412
Commercial Mortgage
Backed Securities	–	22,359,411	–	22,359,411
Short Term Investments	–	8,871,236	–	8,871,236
Municipal Bonds	–	5,851,999	–	5,851,999
Corporate Notes	–	–	2,435,552	2,435,552
Foreign Bonds	–	2,080,790	–	2,080,790
Investment Companies	1,311,299	–	–	1,311,299
Collateralized Mortgage
Obligations	–	837,803	–	837,803
Asset Backed Securities	–	521,540	–	521,540
Interest Only Bonds	–	210,108	–	210,108
Total Investments	$1,311,299	$260,804,465	$2,435,552	$264,551,316

MMA Praxis Mutual Funds
Item 2 – Notes to schedule of portfolio investments
March 31, 2010 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs for Investments in Securities were used to determine fair value for each Fund:

Intermediate
Income Fund
Balance as of 12/31/09	$2,515,000
Proceeds from Sales	—
Purchases	—
Change in unrealized appreciation (depreciation)	(79,448)
Balance as of 3/31/10	$2,435,552

MMA Praxis Core Stock Fund
Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Investments at Value
Common Stocks	$180,707,848	$–	$66,618	$180,774,466
Corporate Notes	–	–	2,834,416	2,834,416
Corporate Bonds	–	1,270,847	–	1,270,847
Total Investments	$180,707,848	$1,270,847	$2,901,034	$184,879,729

Following is a reconciliation of Level 3 assets for which significant unobservable inputs for Investments in Securities were used to determine fair value for each Fund:

Core Stock
Fund
Balance as of 12/31/09	$2,935,000
Proceeds from Sales	—
Purchases	—
Transfers-In	66,618
Transfers-Out	—
Change in unrealized appreciation (depreciation)	(100,584)
Balance as of 3/31/10	$2,901,034

MMA Praxis Mutual Funds
Item 2 – Notes to schedule of portfolio investments
March 31, 2010 (Unaudited)

MMA Praxis International Fund
Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Investments at Value
Common Stocks	$17,325,030	$71,913,845	$390,134	$89,629,009
Preferred Stocks	–	1,880,814	–	1,880,814
Corporate Notes	–	–	1,267,281	1,267,281
Short Term Investments	–	232	–	232
Total Investments	$17,325,030	$73,794,891	$1,657,415	$92,777,336

	Level 1	Level 2	Level 3	Total
Other Financial Instruments*
Forward Currency
Contracts	$–	$83,628	$–	$83,628

*	Other financial instruments are derivative instruments not reflected in total investments. Amounts shown represent unrealized appreciation/depreciation.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs for Investments in Securities were used to determine fair value for each Fund:

International
Fund
Balance as of 12/31/09	$1,305,000
Proceeds from Sales	—
Purchases	—
Transfers-In	390,134
Transfers-Out	—
Change in unrealized appreciation (depreciation)	(37,719)
Balance as of 3/31/10	$1,657,415

Following is a reconciliation of Level 3 assets for which significant unobservable inputs for Investments in Securities were used to determine fair value for each Fund:

MMA Praxis Value Index Fund
Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Investments at Value
Common Stocks	$60,667,522	$–	$–	$60,667,522
Corporate Notes	–	–	731,042	731,042
Short Term Investments	–	508,149	–	508,149
Total Investments	$60,667,522	$508,149	$731,042	$61,906,713

MMA Praxis Mutual Funds
Item 2 – Notes to schedule of portfolio investments
March 31, 2010 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs for Investments in Securities were used to determine fair value for each Fund:

Value Index
Fund
Balance as of 12/31/09	$760,000
Proceeds from Sales	—
Purchases	—
Change in unrealized appreciation (depreciation)	(28,958)
Balance as of 3/31/10	$731,042

MMA Praxis Growth Index Fund
Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Investments at Value
Common Stocks	$22,718,105	$–	$–	$22,718,105
Corporate Notes	–	–	190,000	190,000
Short Term Investments	–	150,439	–	150,439
Total Investments	$22,718,105	$150,439	$190,000	$23,058,544

Following is a reconciliation of Level 3 assets for which significant unobservable inputs for Investments in Securities were used to determine fair value for each Fund:

Growth Index
Fund
Balance as of 12/31/09	$190,000
Proceeds from Sales	—
Purchases	—
Change in unrealized appreciation (depreciation)	—
Balance as of 3/31/10	$190,000

MMA Praxis Small Cap Fund
Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Investments at Value
Common Stocks	$22,797,663	$–	$–	$22,797,663
Short Term Investments	–	1,092,897	–	1,092,897
Corporate Notes	–	–	200,000	200,000
Total Investments	$22,797,663	$1,092,897	$200,000	$24,090,560

MMA Praxis Mutual Funds
Item 2 – Notes to schedule of portfolio investments
March 31, 2010 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs for Investments in Securities were used to determine fair value for each Fund:

Small Cap
Fund
Balance as of 12/31/09	$200,000
Proceeds from Sales	—
Purchases	—
Change in unrealized appreciation (depreciation)	—
Balance as of 3/31/10	$200,000

MMA Praxis Balanced Allocation Portfolio
Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Investments at Value
Investment Companies	$14,490,789	$–	$–	$14,490,789
Total Investments	$14,490,789	$–	$–	$14,490,789

MMA Praxis Conservative Allocation Portfolio
Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Investments at Value
Investment Companies	$6,442,618	$–	$–	$$6,442,618
Total Investments	$6,442,618	$–	$–	$6,442,618

MMA Praxis Growth Allocation Portfolio
Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Investments at Value
Investment Companies	$9,659,162	$–	$–	$9,659,162
Total Investments	$9,659,162	$–	$–	$9,659,162

SECURITIES TRANSACTIONS AND RELATED INCOME:

Security transactions are accounted for on the trade date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Interest income is recognized on the accrual basis and includes, where applicable, the pro rata amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date.

DERIVATIVE FINANCIAL INSTRUMENTS:

A derivative financial instrument in very general terms refers to a security whose value is “derived” from the value of an underlying asset, reference rate or index. The Trust may use derivative instruments for a variety of reasons, such as to attempt to protect a Fund against possible changes in the market value of its portfolio or to manage a Fund’s foreign currency exposure or to generate potential gain. All of the Trust’s portfolio holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except when

MMA Praxis Mutual Funds
Item 2 – Notes to schedule of portfolio investments
March 31, 2010 (Unaudited)

taking delivery of a security underlying a contract. In these instances, the recognition of gain or loss is postponed until the disposal of the security underlying the contract. Risk may arise as result of the potential inability of the counterparties to meet the terms of their contracts. Summarized below are specific types of derivative financial instruments used by the Trust.

Forward Foreign Currency Exchange Contracts:

The International Fund may enter into forward foreign currency exchange contracts for the purchase or sale of specific foreign currencies at a fixed price on a future date. Risks may arise upon entering these contracts for the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The International Fund will enter into forward contracts as a hedge against specific transactions or portfolio positions to protect against adverse currency movements. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date, at which time the International Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Derivative Instruments and Hedging Activities:

The Trust adopted disclosures about Derivative Instruments and Hedging Activities, effective January 1, 2009. This disclosure is intended to improve financial reporting about derivative instruments by enhancing disclosures to enable investors to better understand how and why the Trust uses derivative instruments, how these derivative instruments are accounted for and their effects on a Fund’s financial position and results of operations.

The following table sets forth the fair value of the Trust’s derivative contracts by primary risk exposure as of March 31, 2010:
Fair Value of Derivative Investments
As of March 31, 2010
	Asset Derivatives		Liabilities Derivatives
Derivatives not
accounted for
as hedging
instruments under		Unrealized		Unrealized
ASC815	Fund	Appreciation	Fund	Depreciation
Forward foreign
currency exchange
contracts	International Fund	$95,712	International Fund	$12,084

COMMUNITY DEVELOPMENT INVESTMENTS:

Consistent with the investment criteria for socially responsible investing, the Board of Trustees of the Funds has authorized the Funds to make certain types of community development investments. In connection with the community development investments, the Funds have received from the Securities and Exchange Commission (“SEC”) an exemptive order that would permit each of the Funds to invest a limited portion of their respective net assets in securities issued by an affiliate of MMA Capital Management (the “Adviser”), MMA Community Development Investments, Inc. (“MMA CDI”). MMA CDI is a not-for-profit corporation that was organized specifically to promote community development investing and it seeks to fund its efforts primarily through the sale to investors of interests in certain investment pools that it has established (the “CDI-Notes”). Assets raised through offerings of CDI-Notes are then

MMA Praxis Mutual Funds
Item 2 – Notes to schedule of portfolio investments
March 31, 2010 (Unaudited)

invested directly in non-profit and not-for-profit community development organizations. Each Fund, in accordance with guidelines established by the Board of Trustees and in compliance with the SEC’s exemptive order, would be permitted to invest up to 3% of its net assets in CDI-Notes. CDI-Notes have certain specific risk factors associated with them. These types of investments offer a rate of return below the prevailing market rate at acquisition and are considered illiquid, unrated and below-investment grade. They also involve a greater risk of default or price decline than investment-grade securities. However, these investments have been determined by the Board of Trustees as being a beneficial way to carry out each Fund’s goals for stewardship investing at the community level. In addition, these investments are valued in accordance with procedures approved by the Board of Trustees.

FEDERAL INCOME TAX INFORMATION

The following information is computed on a tax basis for each item as of March 31, 2010:

				Net
	Tax cost	Gross	Gross	unrealized
	of portfolio	unrealized	unrealized	appreciation
	investments	appreciation	depreciation	(depreciation)
Intermediate Income Fund	$255,380,980	$10,275,308	$(1,104,972)	$9,170,336
Core Stock Fund	167,250,069	33,576,309	(15,946,649)	17,629,660
Value Index Fund	60,366,289	7,440,554	(5,900,130)	1,540,424
Growth Index Fund	22,436,780	2,082,912	(1,461,148)	621,764
International Fund	76,854,464	17,839,742	(1,916,870)	15,922,872
Small Cap Fund	19,747,036	4,639,566	(296,042)	4,343,524
Balanced Allocation	14,156,010	335,700	(921)	334,779
Conservative Allocation	6,369,726	72,892	—	72,892
Growth Allocation	9,351,353	309,492	(1,683)	307,809

SUBSEQUENT EVENTS

The Funds evaluated subsequent events from March 31, 2010, the date of these Portfolio of Investments, through May 26, 2010, the date this report was issued and available. There were no subsequent events to report that would have a material impact on the Funds’ Portfolio of Investments.

MMA Praxis Mutual Funds
Controls and Procedures
March 31, 2010 (Unaudited)

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MMA Praxis Mutual Funds

By (Signature and Title)

/s/ Trent Statczar
Trent Statczar, Treasurer

Date: May 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Trent Statczar
Trent Statczar, Treasurer

Date: May 26, 2010

By (Signature and Title)

/s/ David Gautsche
David Gautsche, President

Date: May 26, 2010